Financial Statements

PHL Variable Accumulation Account

December 31, 2022

With Report of Independent Registered Public Accounting Firm

PHL Variable Accumulation Account

Financial Statements

December 31, 2022

Contents

Audited Financial Statements

PHL Variable Accumulation Account

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio (a)	417,321	$4,518,766	$3,401,165	$3,401,165	2,215,299	$1.47	$1.68
Alger Capital Appreciation Portfolio	47,470	2,036,820	2,594,234	2,594,234	406,109	8.17	6.37
AMT Sustainable Equity Portfolio	802,541	20,958,803	21,596,374	21,596,374	17,281,542	1.23	1.27
Calvert VP S&P MidCap 400 Index Portfolio	16,443	1,214,874	1,793,233	1,793,233	579,956	2.79	3.26
DWS Equity 500 Index VIP	750,609	9,024,540	17,241,498	17,241,498	2,395,976	6.42	8.42
DWS Small Cap Index VIP	40,089	531,553	485,875	485,875	189,668	2.38	2.67
Federated Hermes Fund for U.S. Government Securities II	2,699,074	31,119,163	24,831,476	24,831,476	9,801,258	2.20	3.28
Federated Hermes Government Money Fund II	17,220,899	17,220,899	17,220,899	17,220,899	19,524,099	0.78	0.93
Federated Hermes High Income Bond Fund II	641,511	4,885,471	3,425,667	3,425,667	803,646	4.72	5.47
Fidelity® VIP Contrafund® Portfolio	485,789	11,648,545	18,280,250	18,280,250	2,511,686	8.41	8.41
Fidelity® VIP Growth Opportunities Portfolio	939,205	23,462,768	38,385,323	38,385,323	7,225,009	8.21	7.38
Fidelity® VIP Growth Portfolio	142,483	5,550,693	10,113,473	10,113,473	1,535,651	6.95	5.95
Fidelity® VIP Investment Grade Bond Portfolio	1,540,597	19,113,237	16,407,356	16,407,356	12,411,708	1.20	1.43
Franklin Income VIP Fund	730,291	12,421,028	10,757,187	10,757,187	6,029,876	1.77	2.12
Franklin Mutual Shares VIP Fund	918,117	15,124,193	13,918,659	13,918,659	5,692,481	4.38	6.35
FTVIP Franklin DynaTech Fund (a)	67,752	357,859	201,223	201,223	81,322	2.33	2.65
Guggenheim VT Long Short Equity Fund	9,536	95,099	143,899	143,899	80,634	1.61	1.98
Invesco V.I. American Franchise Fund	229,032	9,503,372	9,811,743	9,811,743	3,790,667	2.44	2.69
Invesco V.I. Capital Appreciation Fund (a)	18,495	765,390	611,446	611,446	247,652	2.31	2.69
Invesco V.I. Core Equity Fund	82,347	2,076,986	2,021,626	2,021,626	852,079	2.17	2.53
Invesco V.I. Equity and Income Fund	94,471	1,542,859	1,514,364	1,514,364	668,392	2.07	2.47
Invesco V.I. Global Fund (a)	28,873	995,966	874,851	874,851	445,923	1.81	2.17
Invesco V.I. Main Street Mid Cap Fund® (a)	84,904	1,016,027	728,472	728,472	293,175	2.29	2.70
Invesco V.I. Main Street Small Cap Fund® (a)	639,528	12,062,210	14,427,763	14,427,763	5,806,567	2.41	2.81
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	32,700	786,609	401,224	401,224	150,706	2.42	2.87
Lord Abbett Series Fund Bond Debenture Portfolio	215,405	2,487,750	2,197,127	2,197,127	1,130,777	1.77	2.13
Lord Abbett Series Fund Growth and Income Portfolio	777,170	20,813,592	25,491,188	25,491,188	10,498,695	2.20	2.60
Lord Abbett Series Fund Mid Cap Stock Portfolio	75,028	1,510,830	1,731,647	1,731,647	805,168	1.95	2.36
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	346,379	3,227,475	4,239,683	4,239,683	2,184,518	1.82	2.04
Morningstar Balanced ETF Asset Allocation Portfolio	1,504,817	15,082,012	14,476,343	14,476,343	9,426,282	1.46	1.63
Morningstar Growth ETF Asset Allocation Portfolio	613,815	5,916,865	6,297,742	6,297,742	3,550,181	1.68	1.87

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Morningstar Income and Growth ETF Asset Allocation Portfolio	1,575,169	$16,482,411	$14,475,802	$14,475,802	11,138,684	$1.21	$1.38
Neuberger Berman AMT Mid Cap Growth Portfolio	19,675	455,858	382,279	382,279	241,441	1.53	1.61
PIMCO CommodityReal Return® Strategy Portfolio	1,621,626	35,545,276	11,367,598	11,367,598	14,753,767	0.71	0.83
PIMCO Real Return Portfolio	91,221	1,148,856	1,049,042	1,049,042	739,785	1.30	1.52
PIMCO Total Return Portfolio	289,200	3,038,244	2,597,015	2,597,015	1,833,265	1.29	1.54
Rydex VT Inverse Government Long Bond Strategy Fund	1,065	392,720	105,487	105,487	400,354	0.24	0.29
Rydex VT Nova Fund	1,202	58,566	142,755	142,755	28,471	4.43	5.46
Templeton Developing Markets VIP Fund	174,981	1,597,674	1,305,359	1,305,359	742,744	1.01	5.00
Templeton Foreign VIP Fund	290,613	4,352,478	3,536,760	3,536,760	1,456,317	2.88	3.14
Templeton Growth VIP Fund	1,165,625	15,267,097	11,935,997	11,935,997	7,228,066	3.11	4.52
TVST Touchstone Balanced Fund	103,500	1,255,367	1,028,791	1,028,791	490,643	1.93	2.27
TVST Touchstone Bond Fund	1,351,618	13,723,722	11,705,009	11,705,009	9,220,082	1.18	1.36
TVST Touchstone Common Stock Fund	4,716,288	59,087,829	45,040,553	45,040,553	15,274,399	2.74	3.15
TVST Touchstone Small Company Fund	636,601	8,570,610	7,429,128	7,429,128	2,584,028	2.67	3.08
Virtus Duff & Phelps Real Estate Securities Series	1,145,932	26,862,416	20,718,454	20,718,454	5,504,857	9.83	17.66
Virtus KAR Capital Growth Series	1,019,837	22,260,804	26,189,420	26,189,420	7,771,022	4.51	3.58
Virtus KAR Enhanced Core Equity Series	2,621,320	30,059,544	30,354,890	30,354,890	6,731,769	2.44	5.79
Virtus KAR Small-Cap Growth Series	1,012,958	17,386,223	22,730,782	22,730,782	1,409,497	14.51	18.02
Virtus KAR Small-Cap Value Series	2,066,042	28,655,812	29,007,228	29,007,228	7,437,147	7.38	10.75
Virtus Newfleet Multi-Sector Intermediate Bond Series	4,031,175	37,369,090	33,095,950	33,095,950	13,775,770	3.91	5.60
Virtus SGA International Growth Series	6,092,930	99,765,732	69,520,331	69,520,331	38,761,886	3.99	3.55
Virtus Strategic Allocation Series	882,550	12,486,635	9,875,730	9,875,730	2,449,296	3.85	5.24
Wanger Acorn (a)	1,955,182	34,005,431	21,409,246	21,409,246	2,609,710	6.77	9.23
Wanger International	1,507,230	34,948,628	26,346,385	26,346,385	7,716,386	6.80	7.39
Wanger Select	486,603	5,860,875	3,021,805	3,021,805	490,409	6.19	9.58

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021

	AB VPS Balanced Hedged Allocation Portfolio (a)	Alger Capital Appreciation Portfolio	AMT Sustainable Equity Portfolio
Net assets as of December 31, 2020	$ 5,431,140	$ 4,301,176	$ 29,865,336

Investment income (loss):
Dividend distributions	12,947	-	52,999
Investment Expenses:
Mortality and expense risk and administrative charges	77,506	55,473	411,439

Net investment income (loss)	(64,559)	(55,473)	(358,440)

Increase (decrease) in net assets from operations:
Capital gain distributions	38,343	145,036	982,620
Realized capital gain (loss) on investments	112,547	932,126	582,223
Change in unrealized appreciation (depreciation)	494,627	(307,322)	4,798,398

Net gain (loss) on investments	645,517	769,840	6,363,241

Net increase (decrease) in net assets from operations	580,958	714,367	6,004,801

Contract owner transactions:
Deposits	108,857	6,619	139,376
Terminations, withdrawals and annuity payments	(1,110,448)	(519,657)	(3,662,015)
Transfers between subaccounts, net	38,454	(16,995)	(777,658)
Maintenance charges and mortality adjustments	(52,389)	(1,210)	(175,401)

Increase (decrease) in net assets from contract transactions	(1,015,526)	(531,243)	(4,475,698)

Total increase (decrease) in net assets	(434,568)	183,124	1,529,103

Net assets as of December 31, 2021	$ 4,996,572	$ 4,484,300	$ 31,394,439

Investment income (loss):
Dividend distributions	121,375	-	29,249
Investment Expenses:
Mortality and expense risk and administrative charges	(60,817)	(38,874)	(331,727)

Net investment income (loss)	60,558	(38,874)	(302,478)

Increase (decrease) in net assets from operations:
Capital gain distributions	395,406	233,892	2,233,672
Realized capital gain (loss) on investments	(78,986)	(79,130)	670,046
Change in unrealized appreciation (depreciation)	(1,347,694)	(1,733,206)	(8,569,286)

Net gain (loss) on investments	(1,031,274)	(1,578,444)	(5,665,568)

Net increase (decrease) in net assets from operations	(970,716)	(1,617,318)	(5,968,046)

Contract owner transactions:
Deposits	232	3,270	29,483
Terminations, withdrawals and annuity payments	(622,485)	(275,228)	(2,843,069)
Transfers between subaccounts, net	53,987	593	(863,372)
Maintenance charges and mortality adjustments	(56,425)	(1,383)	(153,061)

Increase (decrease) in net assets from contract transactions	(624,691)	(272,748)	(3,830,019)

Total increase (decrease) in net assets	(1,595,407)	(1,890,066)	(9,798,065)

Net assets as of December 31, 2022	$ 3,401,165	$ 2,594,234	$ 21,596,374

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Calvert VP S&P MidCap 400 Index Portfolio	DWS Equity 500 Index VIP	DWS Small Cap Index VIP
Net assets as of December 31, 2020	$ 2,315,119	$ 21,788,889	$ 461,407

Investment income (loss):
Dividend distributions	20,183	329,455	3,881
Investment Expenses:
Mortality and expense risk and administrative charges	31,062	287,426	5,944

Net investment income (loss)	(10,879)	42,029	(2,063)

Increase (decrease) in net assets from operations:
Capital gain distributions	142,654	1,571,905	20,647
Realized capital gain (loss) on investments	68,536	966,073	26,981
Change in unrealized appreciation (depreciation)	313,633	2,713,838	9,102

Net gain (loss) on investments	524,823	5,251,816	56,730

Net increase (decrease) in net assets from operations	513,944	5,293,845	54,667

Contract owner transactions:
Deposits	5,342	90,795	-
Terminations, withdrawals and annuity payments	(290,455)	(3,241,791)	(37,487)
Transfers between subaccounts, net	(41,702)	(756,583)	(49,762)
Maintenance charges and mortality adjustments	(1,382)	(54,791)	(443)

Increase (decrease) in net assets from contract transactions	(328,197)	(3,962,370)	(87,692)

Total increase (decrease) in net assets	185,747	1,331,475	(33,025)

Net assets as of December 31, 2021	$ 2,500,866	$ 23,120,364	$ 428,382

Investment income (loss):
Dividend distributions	19,617	240,287	3,357
Investment Expenses:
Mortality and expense risk and administrative charges	(25,958)	(243,560)	(5,054)

Net investment income (loss)	(6,341)	(3,273)	(1,697)

Increase (decrease) in net assets from operations:
Capital gain distributions	222,036	1,119,538	63,152
Realized capital gain (loss) on investments	28,982	681,303	(3,836)
Change in unrealized appreciation (depreciation)	(704,845)	(6,167,305)	(152,907)

Net gain (loss) on investments	(453,827)	(4,366,464)	(93,591)

Net increase (decrease) in net assets from operations	(460,168)	(4,369,737)	(95,288)

Contract owner transactions:
Deposits	408	14,781	-
Terminations, withdrawals and annuity payments	(145,957)	(1,579,292)	(31,349)
Transfers between subaccounts, net	(100,818)	88,770	184,565
Maintenance charges and mortality adjustments	(1,098)	(33,388)	(435)

Increase (decrease) in net assets from contract transactions	(247,465)	(1,509,129)	152,781

Total increase (decrease) in net assets	(707,633)	(5,878,866)	57,493

Net assets as of December 31, 2022	$ 1,793,233	$ 17,241,498	$ 485,875

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
Net assets as of December 31, 2020	$ 34,031,638	$ 21,247,637	$ 5,222,644

Investment income (loss):
Dividend distributions	675,238	329	234,768
Investment Expenses:
Mortality and expense risk and administrative charges	419,050	268,439	64,089

Net investment income (loss)	256,188	(268,110)	170,679

Increase (decrease) in net assets from operations:
Capital gain distributions	(34,107)	-	(70,281)
Realized capital gain (loss) on investments	-	-	-
Change in unrealized appreciation (depreciation)	(1,327,654)	1,184	61,834

Net gain (loss) on investments	(1,361,761)	1,184	(8,447)

Net increase (decrease) in net assets from operations	(1,105,573)	(266,926)	162,232

Contract owner transactions:
Deposits	433,273	277,785	17,975
Terminations, withdrawals and annuity payments	(4,437,999)	(6,640,415)	(723,059)
Transfers between subaccounts, net	3,427,442	4,874,123	(68,228)
Maintenance charges and mortality adjustments	(97,515)	(89,817)	(8,586)

Increase (decrease) in net assets from contract transactions	(674,799)	(1,578,324)	(781,898)

Total increase (decrease) in net assets	(1,780,372)	(1,845,250)	(619,666)

Net assets as of December 31, 2021	$ 32,251,266	$ 19,402,387	$ 4,602,978

Investment income (loss):
Dividend distributions	537,515	204,556	220,316
Investment Expenses:
Mortality and expense risk and administrative charges	(350,649)	(241,341)	(51,734)

Net investment income (loss)	186,866	(36,785)	168,582

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(626,658)	-	(157,921)
Change in unrealized appreciation (depreciation)	(3,820,847)	-	(573,861)

Net gain (loss) on investments	(4,447,505)	-	(731,782)

Net increase (decrease) in net assets from operations	(4,260,639)	(36,785)	(563,200)

Contract owner transactions:
Deposits	66,154	165,158	2,541
Terminations, withdrawals and annuity payments	(3,399,201)	(3,420,337)	(481,846)
Transfers between subaccounts, net	276,473	1,190,104	(125,636)
Maintenance charges and mortality adjustments	(102,577)	(79,628)	(9,170)

Increase (decrease) in net assets from contract transactions	(3,159,151)	(2,144,703)	(614,111)

Total increase (decrease) in net assets	(7,419,790)	(2,181,488)	(1,177,311)

Net assets as of December 31, 2022	$ 24,831,476	$ 17,220,899	$ 3,425,667

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Growth Portfolio
Net assets as of December 31, 2020	$ 25,627,958	$ 70,617,452	$ 14,015,990

Investment income (loss):
Dividend distributions	13,170	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	352,820	885,131	186,765

Net investment income (loss)	(339,650)	(885,131)	(186,765)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,953,736	8,590,197	559,267
Realized capital gain (loss) on investments	3,287,819	6,245,678	3,016,198
Change in unrealized appreciation (depreciation)	1,424,495	(6,908,156)	(557,124)

Net gain (loss) on investments	6,666,050	7,927,719	3,018,341

Net increase (decrease) in net assets from operations	6,326,400	7,042,588	2,831,576

Contract owner transactions:
Deposits	36,657	278,868	144,079
Terminations, withdrawals and annuity payments	(2,627,934)	(8,747,494)	(1,576,846)
Transfers between subaccounts, net	(1,571,420)	(6,661,677)	(790,152)
Maintenance charges and mortality adjustments	(24,959)	(288,653)	(33,021)

Increase (decrease) in net assets from contract transactions	(4,187,656)	(15,418,956)	(2,255,940)

Total increase (decrease) in net assets	2,138,744	(8,376,368)	575,636

Net assets as of December 31, 2021	$ 27,766,702	$ 62,241,084	$ 14,591,626

Investment income (loss):
Dividend distributions	81,938	-	59,254
Investment Expenses:
Mortality and expense risk and administrative charges	(272,202)	(589,392)	(148,233)

Net investment income (loss)	(190,264)	(589,392)	(88,979)

Increase (decrease) in net assets from operations:
Capital gain distributions	993,853	8,679,672	871,785
Realized capital gain (loss) on investments	227,180	(113,214)	(77,186)
Change in unrealized appreciation (depreciation)	(8,390,214)	(32,092,421)	(4,367,003)

Net gain (loss) on investments	(7,169,181)	(23,525,963)	(3,572,404)

Net increase (decrease) in net assets from operations	(7,359,445)	(24,115,355)	(3,661,383)

Contract owner transactions:
Deposits	65,691	67,869	39,032
Terminations, withdrawals and annuity payments	(1,917,097)	(5,287,734)	(782,260)
Transfers between subaccounts, net	(252,268)	5,723,804	(40,738)
Maintenance charges and mortality adjustments	(23,333)	(244,345)	(32,804)

Increase (decrease) in net assets from contract transactions	(2,127,007)	259,594	(816,770)

Total increase (decrease) in net assets	(9,486,452)	(23,855,761)	(4,478,153)

Net assets as of December 31, 2022	$ 18,280,250	$ 38,385,323	$ 10,113,473

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Investment Grade Bond Portfolio	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2020	$ 22,279,991	$ 14,914,238	$ 18,258,904

Investment income (loss):
Dividend distributions	419,729	709,741	531,004
Investment Expenses:
Mortality and expense risk and administrative charges	286,565	212,261	259,200

Net investment income (loss)	133,164	497,480	271,804

Increase (decrease) in net assets from operations:
Capital gain distributions	(10,451)	(278)	459,917
Realized capital gain (loss) on investments	588,797	-	-
Change in unrealized appreciation (depreciation)	(1,151,307)	1,617,865	2,333,759

Net gain (loss) on investments	(572,961)	1,617,587	2,793,676

Net increase (decrease) in net assets from operations	(439,797)	2,115,067	3,065,480

Contract owner transactions:
Deposits	164,852	210,646	272,744
Terminations, withdrawals and annuity payments	(4,337,183)	(2,216,495)	(2,416,046)
Transfers between subaccounts, net	3,816,245	(615,013)	(1,048,638)
Maintenance charges and mortality adjustments	(146,644)	(116,489)	(117,031)

Increase (decrease) in net assets from contract transactions	(502,730)	(2,737,351)	(3,308,971)

Total increase (decrease) in net assets	(942,527)	(622,284)	(243,491)

Net assets as of December 31, 2021	$ 21,337,464	$ 14,291,954	$ 18,015,413

Investment income (loss):
Dividend distributions	390,831	592,704	282,600
Investment Expenses:
Mortality and expense risk and administrative charges	(244,346)	(174,584)	(216,152)

Net investment income (loss)	146,485	418,120	66,448

Increase (decrease) in net assets from operations:
Capital gain distributions	1,012,092	240,582	1,706,653
Realized capital gain (loss) on investments	(327,376)	(143,695)	106,694
Change in unrealized appreciation (depreciation)	(3,787,277)	(1,422,770)	(3,408,596)

Net gain (loss) on investments	(3,102,561)	(1,325,883)	(1,595,249)

Net increase (decrease) in net assets from operations	(2,956,076)	(907,763)	(1,528,801)

Contract owner transactions:
Deposits	32,895	16,930	20,917
Terminations, withdrawals and annuity payments	(2,042,587)	(2,096,356)	(2,367,023)
Transfers between subaccounts, net	167,820	(440,056)	(119,232)
Maintenance charges and mortality adjustments	(132,160)	(107,522)	(102,615)

Increase (decrease) in net assets from contract transactions	(1,974,032)	(2,627,004)	(2,567,953)

Total increase (decrease) in net assets	(4,930,108)	(3,534,767)	(4,096,754)

Net assets as of December 31, 2022	$ 16,407,356	$ 10,757,187	$ 13,918,659

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	FTVIP Franklin DynaTech Fund (a)	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund
Net assets as of December 31, 2020	$ 350,189	$ 212,594	$ 15,580,143

Investment income (loss):
Dividend distributions	-	1,195	-
Investment Expenses:
Mortality and expense risk and administrative charges	4,929	2,864	193,640

Net investment income (loss)	(4,929)	(1,669)	(193,640)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,985	20,560	1,287,921
Realized capital gain (loss) on investments	22,449	-	1,736,758
Change in unrealized appreciation (depreciation)	12,563	22,722	(1,258,498)

Net gain (loss) on investments	48,997	43,282	1,766,181

Net increase (decrease) in net assets from operations	44,068	41,613	1,572,541

Contract owner transactions:
Deposits	8,356	344	124,628
Terminations, withdrawals and annuity payments	(25,615)	(53,670)	(1,900,857)
Transfers between subaccounts, net	(2,844)	25	(636,776)
Maintenance charges and mortality adjustments	(364)	(581)	(42,321)

Increase (decrease) in net assets from contract transactions	(20,467)	(53,882)	(2,455,326)

Total increase (decrease) in net assets	23,601	(12,269)	(882,785)

Net assets as of December 31, 2021	$ 373,790	$ 200,325	$ 14,697,358

Investment income (loss):
Dividend distributions	-	711	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,343)	(2,240)	(142,154)

Net investment income (loss)	(3,343)	(1,529)	(142,154)

Increase (decrease) in net assets from operations:
Capital gain distributions	126,713	-	3,002,262
Realized capital gain (loss) on investments	2,611	10,321	(103,477)
Change in unrealized appreciation (depreciation)	(272,620)	(38,127)	(7,418,653)

Net gain (loss) on investments	(143,296)	(27,806)	(4,519,868)

Net increase (decrease) in net assets from operations	(146,639)	(29,335)	(4,662,022)

Contract owner transactions:
Deposits	2,292	349	14,613
Terminations, withdrawals and annuity payments	(16,690)	(27,879)	(917,231)
Transfers between subaccounts, net	(11,071)	744	711,001
Maintenance charges and mortality adjustments	(459)	(305)	(31,976)

Increase (decrease) in net assets from contract transactions	(25,928)	(27,091)	(223,593)

Total increase (decrease) in net assets	(172,567)	(56,426)	(4,885,615)

Net assets as of December 31, 2022	$ 201,223	$ 143,899	$ 9,811,743

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Invesco V.I. Capital Appreciation Fund (a)	Invesco V.I. Core Equity Fund	Invesco V.I. Equity and Income Fund
Net assets as of December 31, 2020	$ 835,903	$ 2,602,440	$ 1,442,149

Investment income (loss):
Dividend distributions	-	17,477	26,074
Investment Expenses:
Mortality and expense risk and administrative charges	12,210	34,626	21,667

Net investment income (loss)	(12,210)	(17,149)	4,407

Increase (decrease) in net assets from operations:
Capital gain distributions	7,184	72,874	20,950
Realized capital gain (loss) on investments	51,284	59,860	15,563
Change in unrealized appreciation (depreciation)	125,273	513,491	194,695

Net gain (loss) on investments	183,741	646,225	231,208

Net increase (decrease) in net assets from operations	171,531	629,076	235,615

Contract owner transactions:
Deposits	-	62,446	23
Terminations, withdrawals and annuity payments	(23,231)	(354,216)	(111,629)
Transfers between subaccounts, net	(955)	(150,518)	47,308
Maintenance charges and mortality adjustments	(587)	(9,444)	(1,866)

Increase (decrease) in net assets from contract transactions	(24,773)	(451,732)	(66,164)

Total increase (decrease) in net assets	146,758	177,344	169,451

Net assets as of December 31, 2021	$ 982,661	$ 2,779,784	$ 1,611,600

Investment income (loss):
Dividend distributions	-	20,396	20,876
Investment Expenses:
Mortality and expense risk and administrative charges	(9,689)	(28,524)	(20,541)

Net investment income (loss)	(9,689)	(8,128)	335

Increase (decrease) in net assets from operations:
Capital gain distributions	251,954	346,624	192,629
Realized capital gain (loss) on investments	(8,583)	32,178	4,152
Change in unrealized appreciation (depreciation)	(541,607)	(953,275)	(342,386)

Net gain (loss) on investments	(298,236)	(574,473)	(145,605)

Net increase (decrease) in net assets from operations	(307,925)	(582,601)	(145,270)

Contract owner transactions:
Deposits	-	71,624	38
Terminations, withdrawals and annuity payments	(57,521)	(181,470)	(77,269)
Transfers between subaccounts, net	(5,253)	(58,416)	129,188
Maintenance charges and mortality adjustments	(516)	(7,295)	(3,923)

Increase (decrease) in net assets from contract transactions	(63,290)	(175,557)	48,034

Total increase (decrease) in net assets	(371,215)	(758,158)	(97,236)

Net assets as of December 31, 2022	$ 611,446	$ 2,021,626	$ 1,514,364

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Invesco V.I. Global Fund (a)	Invesco V.I. Main Street Mid Cap Fund® (a)	Invesco V.I. Main Street Small Cap Fund® (a)
Net assets as of December 31, 2020	$ 1,450,004	$ 982,171	$ 20,550,770

Investment income (loss):
Dividend distributions	-	4,226	36,205
Investment Expenses:
Mortality and expense risk and administrative charges	20,034	13,561	279,323

Net investment income (loss)	(20,034)	(9,335)	(243,118)

Increase (decrease) in net assets from operations:
Capital gain distributions	57,500	6,639	1,953,558
Realized capital gain (loss) on investments	74,384	-	1,265,930
Change in unrealized appreciation (depreciation)	77,042	199,691	1,038,872

Net gain (loss) on investments	208,926	206,330	4,258,360

Net increase (decrease) in net assets from operations	188,892	196,995	4,015,242

Contract owner transactions:
Deposits	20,458	20,052	96,742
Terminations, withdrawals and annuity payments	(179,129)	(182,952)	(2,514,740)
Transfers between subaccounts, net	(28,173)	(26,179)	(2,254,505)
Maintenance charges and mortality adjustments	(1,254)	(3,850)	(113,084)

Increase (decrease) in net assets from contract transactions	(188,098)	(192,929)	(4,785,587)

Total increase (decrease) in net assets	794	4,066	(770,345)

Net assets as of December 31, 2021	$ 1,450,798	$ 986,237	$ 19,780,425

Investment income (loss):
Dividend distributions	-	2,693	39,674
Investment Expenses:
Mortality and expense risk and administrative charges	(13,568)	(10,824)	(214,866)

Net investment income (loss)	(13,568)	(8,131)	(175,192)

Increase (decrease) in net assets from operations:
Capital gain distributions	171,827	160,900	1,858,940
Realized capital gain (loss) on investments	26,212	(4,146)	359,893
Change in unrealized appreciation (depreciation)	(632,519)	(296,842)	(5,352,747)

Net gain (loss) on investments	(434,480)	(140,088)	(3,133,914)

Net increase (decrease) in net assets from operations	(448,048)	(148,219)	(3,309,106)

Contract owner transactions:
Deposits	(403)	129	20,121
Terminations, withdrawals and annuity payments	(45,171)	(99,740)	(1,765,672)
Transfers between subaccounts, net	(80,062)	(4,472)	(194,288)
Maintenance charges and mortality adjustments	(2,263)	(5,463)	(103,717)

Increase (decrease) in net assets from contract transactions	(127,899)	(109,546)	(2,043,556)

Total increase (decrease) in net assets	(575,947)	(257,765)	(5,352,662)

Net assets as of December 31, 2022	$ 874,851	$ 728,472	$ 14,427,763

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Growth and Income Portfolio
Net assets as of December 31, 2020	$ 470,151	$ 3,799,844	$ 31,932,477

Investment income (loss):
Dividend distributions	260	95,248	333,440
Investment Expenses:
Mortality and expense risk and administrative charges	6,657	47,703	427,542

Net investment income (loss)	(6,397)	47,545	(94,102)

Increase (decrease) in net assets from operations:
Capital gain distributions	(10,546)	61,600	1,923,972
Realized capital gain (loss) on investments	538	50,391	3,419,433
Change in unrealized appreciation (depreciation)	101,138	(88,280)	2,901,457

Net gain (loss) on investments	91,130	23,711	8,244,862

Net increase (decrease) in net assets from operations	84,733	71,256	8,150,760

Contract owner transactions:
Deposits	1,001	31,755	210,490
Terminations, withdrawals and annuity payments	(50,682)	(815,181)	(4,496,297)
Transfers between subaccounts, net	(13,512)	62,769	(1,812,581)
Maintenance charges and mortality adjustments	(562)	(3,762)	(100,574)

Increase (decrease) in net assets from contract transactions	(63,755)	(724,419)	(6,198,962)

Total increase (decrease) in net assets	20,978	(653,163)	1,951,798

Net assets as of December 31, 2021	$ 491,129	$ 3,146,681	$ 33,884,275

Investment income (loss):
Dividend distributions	-	103,416	344,462
Investment Expenses:
Mortality and expense risk and administrative charges	(5,639)	(35,119)	(356,128)

Net investment income (loss)	(5,639)	68,297	(11,666)

Increase (decrease) in net assets from operations:
Capital gain distributions	112,470	6,636	2,105,754
Realized capital gain (loss) on investments	(296)	(34,529)	305,341
Change in unrealized appreciation (depreciation)	(188,343)	(456,647)	(5,874,922)

Net gain (loss) on investments	(76,169)	(484,540)	(3,463,827)

Net increase (decrease) in net assets from operations	(81,808)	(416,243)	(3,475,493)

Contract owner transactions:
Deposits	9,780	113	71,103
Terminations, withdrawals and annuity payments	(19,657)	(315,881)	(2,956,862)
Transfers between subaccounts, net	1,565	(215,092)	(1,933,378)
Maintenance charges and mortality adjustments	215	(2,451)	(98,457)

Increase (decrease) in net assets from contract transactions	(8,097)	(533,311)	(4,917,594)

Total increase (decrease) in net assets	(89,905)	(949,554)	(8,393,087)

Net assets as of December 31, 2022	$ 401,224	$ 2,197,127	$ 25,491,188

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Lord Abbett Series Fund Mid Cap Stock Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$ 2,142,537	$ 5,305,309	$ 19,247,354

Investment income (loss):
Dividend distributions	12,916	59,576	247,566
Investment Expenses:
Mortality and expense risk and administrative charges	31,581	72,807	267,838

Net investment income (loss)	(18,665)	(13,231)	(20,272)

Increase (decrease) in net assets from operations:
Capital gain distributions	105,210	156,718	300,158
Realized capital gain (loss) on investments	208,972	118,034	716,453
Change in unrealized appreciation (depreciation)	256,469	599,010	704,261

Net gain (loss) on investments	570,651	873,762	1,720,872

Net increase (decrease) in net assets from operations	551,986	860,531	1,700,600

Contract owner transactions:
Deposits	7,244	26,396	64,224
Terminations, withdrawals and annuity payments	(318,354)	(551,687)	(1,640,287)
Transfers between subaccounts, net	(32,787)	3,022	(477,104)
Maintenance charges and mortality adjustments	(2,647)	(18,167)	(168,697)

Increase (decrease) in net assets from contract transactions	(346,544)	(540,436)	(2,221,864)

Total increase (decrease) in net assets	205,442	320,095	(521,264)

Net assets as of December 31, 2021	$ 2,347,979	$ 5,625,404	$ 18,726,090

Investment income (loss):
Dividend distributions	14,671	66,336	257,328
Investment Expenses:
Mortality and expense risk and administrative charges	(25,787)	(61,302)	(217,686)

Net investment income (loss)	(11,116)	5,034	39,642

Increase (decrease) in net assets from operations:
Capital gain distributions	112,342	156,646	700,722
Realized capital gain (loss) on investments	15,807	142,898	38,677
Change in unrealized appreciation (depreciation)	(400,471)	(1,095,452)	(3,302,377)

Net gain (loss) on investments	(272,322)	(795,908)	(2,562,978)

Net increase (decrease) in net assets from operations	(283,438)	(790,874)	(2,523,336)

Contract owner transactions:
Deposits	895	13,042	65,211
Terminations, withdrawals and annuity payments	(280,250)	(505,527)	(1,941,196)
Transfers between subaccounts, net	(49,977)	(86,393)	259,426
Maintenance charges and mortality adjustments	(3,562)	(15,969)	(109,852)

Increase (decrease) in net assets from contract transactions	(332,894)	(594,847)	(1,726,411)

Total increase (decrease) in net assets	(616,332)	(1,385,721)	(4,249,747)

Net assets as of December 31, 2022	$ 1,731,647	$ 4,239,683	$ 14,476,343

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Mid Cap Growth Portfolio
Net assets as of December 31, 2020	$ 8,450,396	$ 19,742,984	$ 735,217

Investment income (loss):
Dividend distributions	102,398	262,838	-
Investment Expenses:
Mortality and expense risk and administrative charges	116,620	266,510	10,462

Net investment income (loss)	(14,222)	(3,672)	(10,462)

Increase (decrease) in net assets from operations:
Capital gain distributions	208,981	169,219	28,036
Realized capital gain (loss) on investments	294,706	568,806	88,452
Change in unrealized appreciation (depreciation)	605,282	230,605	(22,839)

Net gain (loss) on investments	1,108,969	968,630	93,649

Net increase (decrease) in net assets from operations	1,094,747	964,958	83,187

Contract owner transactions:
Deposits	7,790	5,988	5,173
Terminations, withdrawals and annuity payments	(876,074)	(2,140,496)	(57,540)
Transfers between subaccounts, net	(123,041)	419,381	(32,467)
Maintenance charges and mortality adjustments	(49,140)	(151,005)	(822)

Increase (decrease) in net assets from contract transactions	(1,040,465)	(1,866,132)	(85,656)

Total increase (decrease) in net assets	54,282	(901,174)	(2,469)

Net assets as of December 31, 2021	$ 8,504,678	$ 18,841,810	$ 732,748

Investment income (loss):
Dividend distributions	105,090	270,013	-
Investment Expenses:
Mortality and expense risk and administrative charges	(94,842)	(221,990)	(6,774)

Net investment income (loss)	10,248	48,023	(6,774)

Increase (decrease) in net assets from operations:
Capital gain distributions	263,953	677,412	98,549
Realized capital gain (loss) on investments	60,927	(146,036)	(5,859)
Change in unrealized appreciation (depreciation)	(1,532,169)	(3,094,095)	(286,156)

Net gain (loss) on investments	(1,207,289)	(2,562,719)	(193,466)

Net increase (decrease) in net assets from operations	(1,197,041)	(2,514,696)	(200,240)

Contract owner transactions:
Deposits	7,025	938	1,111
Terminations, withdrawals and annuity payments	(1,015,553)	(1,798,443)	(93,961)
Transfers between subaccounts, net	40,206	84,838	(60,543)
Maintenance charges and mortality adjustments	(41,573)	(138,645)	3,164

Increase (decrease) in net assets from contract transactions	(1,009,895)	(1,851,312)	(150,229)

Total increase (decrease) in net assets	(2,206,936)	(4,366,008)	(350,469)

Net assets as of December 31, 2022	$ 6,297,742	$ 14,475,802	$ 382,279

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO Real Return Portfolio	PIMCO Total Return Portfolio
Net assets as of December 31, 2020	$ 14,786,372	$ 1,592,944	$ 4,427,298

Investment income (loss):
Dividend distributions	679,440	68,203	70,203
Investment Expenses:
Mortality and expense risk and administrative charges	223,997	18,207	55,200

Net investment income (loss)	455,443	49,996	15,003

Increase (decrease) in net assets from operations:
Capital gain distributions	291,862	43,738	32,718
Realized capital gain (loss) on investments	-	-	174,202
Change in unrealized appreciation (depreciation)	3,760,662	(36,282)	(334,943)

Net gain (loss) on investments	4,052,524	7,456	(128,023)

Net increase (decrease) in net assets from operations	4,507,967	57,452	(113,020)

Contract owner transactions:
Deposits	78,360	180	21,206
Terminations, withdrawals and annuity payments	(1,946,329)	(435,889)	(520,566)
Transfers between subaccounts, net	(1,117,058)	99,007	150,128
Maintenance charges and mortality adjustments	(95,198)	(760)	(2,113)

Increase (decrease) in net assets from contract transactions	(3,080,225)	(337,462)	(351,345)

Total increase (decrease) in net assets	1,427,742	(280,010)	(464,365)

Net assets as of December 31, 2021	$ 16,214,114	$ 1,312,934	$ 3,962,933

Investment income (loss):
Dividend distributions	3,287,427	79,932	78,909
Investment Expenses:
Mortality and expense risk and administrative charges	(204,990)	(14,909)	(42,277)

Net investment income (loss)	3,082,437	65,023	36,632

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,947,407)	(5,365)	(76,474)
Change in unrealized appreciation (depreciation)	2,643,868	(226,900)	(543,574)

Net gain (loss) on investments	(1,303,539)	(232,265)	(620,048)

Net increase (decrease) in net assets from operations	1,778,898	(167,242)	(583,416)

Contract owner transactions:
Deposits	16,206	45	1,338
Terminations, withdrawals and annuity payments	(1,594,890)	(57,648)	(286,638)
Transfers between subaccounts, net	(4,947,926)	(38,105)	(494,541)
Maintenance charges and mortality adjustments	(98,804)	(942)	(2,661)

Increase (decrease) in net assets from contract transactions	(6,625,414)	(96,650)	(782,502)

Total increase (decrease) in net assets	(4,846,516)	(263,892)	(1,365,918)

Net assets as of December 31, 2022	$ 11,367,598	$ 1,049,042	$ 2,597,015

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2020	$ 94,666	$ 412,939	$ 2,096,596

Investment income (loss):
Dividend distributions	-	669	18,285
Investment Expenses:
Mortality and expense risk and administrative charges	1,434	3,715	26,547

Net investment income (loss)	(1,434)	(3,046)	(8,262)

Increase (decrease) in net assets from operations:
Capital gain distributions	(2,564)	215,619	53,414
Realized capital gain (loss) on investments	-	8,010	41,907
Change in unrealized appreciation (depreciation)	3,564	(122,060)	(212,064)

Net gain (loss) on investments	1,000	101,569	(116,743)

Net increase (decrease) in net assets from operations	(434)	98,523	(125,005)

Contract owner transactions:
Deposits	-	-	1,408
Terminations, withdrawals and annuity payments	(1,217)	(288,263)	(64,840)
Transfers between subaccounts, net	6,345	(959)	(115,018)
Maintenance charges and mortality adjustments	(211)	(223)	(1,408)

Increase (decrease) in net assets from contract transactions	4,917	(289,445)	(179,858)

Total increase (decrease) in net assets	4,483	(190,922)	(304,863)

Net assets as of December 31, 2021	$ 99,149	$ 222,017	$ 1,791,733

Investment income (loss):
Dividend distributions	-	745	36,856
Investment Expenses:
Mortality and expense risk and administrative charges	(1,602)	(2,276)	(18,292)

Net investment income (loss)	(1,602)	(1,531)	18,564

Increase (decrease) in net assets from operations:
Capital gain distributions	-	21,121	106,499
Realized capital gain (loss) on investments	(7,535)	1,543	(5,064)
Change in unrealized appreciation (depreciation)	50,394	(89,007)	(524,950)

Net gain (loss) on investments	42,859	(66,343)	(423,515)

Net increase (decrease) in net assets from operations	41,257	(67,874)	(404,951)

Contract owner transactions:
Deposits	-	-	1,083
Terminations, withdrawals and annuity payments	(1,460)	(1,077)	(96,365)
Transfers between subaccounts, net	(33,237)	(10,116)	15,700
Maintenance charges and mortality adjustments	(222)	(195)	(1,841)

Increase (decrease) in net assets from contract transactions	(34,919)	(11,388)	(81,423)

Total increase (decrease) in net assets	6,338	(79,262)	(486,374)

Net assets as of December 31, 2022	$ 105,487	$ 142,755	$ 1,305,359

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	TVST Touchstone Balanced Fund
Net assets as of December 31, 2020	$ 4,656,283	$ 16,864,926	$ 1,342,138

Investment income (loss):
Dividend distributions	88,783	185,957	2,984
Investment Expenses:
Mortality and expense risk and administrative charges	61,559	237,239	18,744

Net investment income (loss)	27,224	(51,282)	(15,760)

Increase (decrease) in net assets from operations:
Capital gain distributions	(20,463)	(84,392)	49,361
Realized capital gain (loss) on investments	-	-	15,184
Change in unrealized appreciation (depreciation)	138,102	751,177	142,623

Net gain (loss) on investments	117,639	666,785	207,168

Net increase (decrease) in net assets from operations	144,863	615,503	191,408

Contract owner transactions:
Deposits	34,866	279,140	-
Terminations, withdrawals and annuity payments	(409,470)	(2,241,458)	(250,877)
Transfers between subaccounts, net	(10,389)	570,384	81,850
Maintenance charges and mortality adjustments	(6,601)	(115,487)	(694)

Increase (decrease) in net assets from contract transactions	(391,594)	(1,507,421)	(169,721)

Total increase (decrease) in net assets	(246,731)	(891,918)	21,687

Net assets as of December 31, 2021	$ 4,409,552	$ 15,973,008	$ 1,363,825

Investment income (loss):
Dividend distributions	118,618	21,346	5,418
Investment Expenses:
Mortality and expense risk and administrative charges	(49,316)	(190,617)	(16,712)

Net investment income (loss)	69,302	(169,271)	(11,294)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	260,309
Realized capital gain (loss) on investments	(72,100)	(648,267)	8,764
Change in unrealized appreciation (depreciation)	(400,944)	(1,199,775)	(500,027)

Net gain (loss) on investments	(473,044)	(1,848,042)	(230,954)

Net increase (decrease) in net assets from operations	(403,742)	(2,017,313)	(242,248)

Contract owner transactions:
Deposits	8,687	36,528	1,076
Terminations, withdrawals and annuity payments	(438,252)	(2,398,503)	(140,500)
Transfers between subaccounts, net	(33,651)	442,983	47,467
Maintenance charges and mortality adjustments	(5,834)	(100,706)	(829)

Increase (decrease) in net assets from contract transactions	(469,050)	(2,019,698)	(92,786)

Total increase (decrease) in net assets	(872,792)	(4,037,011)	(335,034)

Net assets as of December 31, 2022	$ 3,536,760	$ 11,935,997	$ 1,028,791

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Net assets as of December 31, 2020	$ 14,314,151	$ 62,577,227	$ 10,768,289

Investment income (loss):
Dividend distributions	372,519	338,436	7,130
Investment Expenses:
Mortality and expense risk and administrative charges	196,626	884,703	146,756

Net investment income (loss)	175,893	(546,267)	(139,626)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,187	4,413,120	739,527
Realized capital gain (loss) on investments	82,408	2,065,772	191,340
Change in unrealized appreciation (depreciation)	(618,032)	9,248,714	1,474,106

Net gain (loss) on investments	(528,437)	15,727,606	2,404,973

Net increase (decrease) in net assets from operations	(352,544)	15,181,339	2,265,347

Contract owner transactions:
Deposits	78,873	371,776	56,841
Terminations, withdrawals and annuity payments	(1,830,826)	(7,983,885)	(1,349,116)
Transfers between subaccounts, net	3,107,383	(4,542,664)	(1,381,454)
Maintenance charges and mortality adjustments	(123,668)	(429,328)	(59,406)

Increase (decrease) in net assets from contract transactions	1,231,762	(12,584,101)	(2,733,135)

Total increase (decrease) in net assets	879,218	2,597,238	(467,788)

Net assets as of December 31, 2021	$ 15,193,369	$ 65,174,465	$ 10,300,501

Investment income (loss):
Dividend distributions	256,700	199,305	2,628
Investment Expenses:
Mortality and expense risk and administrative charges	(177,029)	(697,782)	(112,274)

Net investment income (loss)	79,671	(498,477)	(109,646)

Increase (decrease) in net assets from operations:
Capital gain distributions	97,404	6,504,108	2,185,557
Realized capital gain (loss) on investments	(208,945)	2,176,638	213,586
Change in unrealized appreciation (depreciation)	(2,233,608)	(19,825,990)	(3,881,570)

Net gain (loss) on investments	(2,345,149)	(11,145,244)	(1,482,427)

Net increase (decrease) in net assets from operations	(2,265,478)	(11,643,721)	(1,592,073)

Contract owner transactions:
Deposits	19,254	67,563	8,804
Terminations, withdrawals and annuity payments	(1,247,819)	(5,189,578)	(794,309)
Transfers between subaccounts, net	112,506	(2,975,548)	(439,064)
Maintenance charges and mortality adjustments	(106,823)	(392,628)	(54,731)

Increase (decrease) in net assets from contract transactions	(1,222,882)	(8,490,191)	(1,279,300)

Total increase (decrease) in net assets	(3,488,360)	(20,133,912)	(2,871,373)

Net assets as of December 31, 2022	$ 11,705,009	$ 45,040,553	$ 7,429,128

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Capital Growth Series	Virtus KAR Enhanced Core Equity Series
Net assets as of December 31, 2020	$ 27,229,228	$ 45,806,167	$ 36,633,260

Investment income (loss):
Dividend distributions	215,614	-	815,645
Investment Expenses:
Mortality and expense risk and administrative charges	407,239	584,888	514,235

Net investment income (loss)	(191,625)	(584,888)	301,410

Increase (decrease) in net assets from operations:
Capital gain distributions	680,498	1,418,323	344,556
Realized capital gain (loss) on investments	566,313	4,756,993	1,482,063
Change in unrealized appreciation (depreciation)	10,412,660	(984,573)	3,332,813

Net gain (loss) on investments	11,659,471	5,190,743	5,159,432

Net increase (decrease) in net assets from operations	11,467,846	4,605,855	5,460,842

Contract owner transactions:
Deposits	312,692	348,883	443,253
Terminations, withdrawals and annuity payments	(3,657,519)	(4,924,983)	(4,949,836)
Transfers between subaccounts, net	(1,138,049)	(798,693)	(667,329)
Maintenance charges and mortality adjustments	(138,204)	(41,294)	(168,344)

Increase (decrease) in net assets from contract transactions	(4,621,080)	(5,416,087)	(5,342,256)

Total increase (decrease) in net assets	6,846,766	(810,232)	118,586

Net assets as of December 31, 2021	$ 34,075,994	$ 44,995,935	$ 36,751,846

Investment income (loss):
Dividend distributions	233,563	-	785,495
Investment Expenses:
Mortality and expense risk and administrative charges	(333,109)	(399,791)	(454,741)

Net investment income (loss)	(99,546)	(399,791)	330,754

Increase (decrease) in net assets from operations:
Capital gain distributions	571,844	5,054,547	1,318,815
Realized capital gain (loss) on investments	(71,841)	(661,321)	173,291
Change in unrealized appreciation (depreciation)	(8,868,236)	(20,257,960)	(4,131,162)

Net gain (loss) on investments	(8,368,233)	(15,864,734)	(2,639,056)

Net increase (decrease) in net assets from operations	(8,467,779)	(16,264,525)	(2,308,302)

Contract owner transactions:
Deposits	43,128	27,097	57,764
Terminations, withdrawals and annuity payments	(2,697,573)	(2,436,757)	(3,330,408)
Transfers between subaccounts, net	(2,113,107)	(102,714)	(581,552)
Maintenance charges and mortality adjustments	(122,209)	(29,616)	(234,458)

Increase (decrease) in net assets from contract transactions	(4,889,761)	(2,541,990)	(4,088,654)

Total increase (decrease) in net assets	(13,357,540)	(18,806,515)	(6,396,956)

Net assets as of December 31, 2022	$ 20,718,454	$ 26,189,420	$ 30,354,890

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus KAR Small- Cap Growth Series	Virtus KAR Small- Cap Value Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2020	$ 39,309,898	$ 42,402,686	$ 44,719,740

Investment income (loss):
Dividend distributions	-	48,665	1,236,992
Investment Expenses:
Mortality and expense risk and administrative charges	481,667	569,660	587,873

Net investment income (loss)	(481,667)	(520,995)	649,119

Increase (decrease) in net assets from operations:
Capital gain distributions	603,181	1,864,440	6,879
Realized capital gain (loss) on investments	5,271,914	5,335,593	-
Change in unrealized appreciation (depreciation)	(4,002,884)	690,329	(758,116)

Net gain (loss) on investments	1,872,211	7,890,362	(751,237)

Net increase (decrease) in net assets from operations	1,390,544	7,369,367	(102,118)

Contract owner transactions:
Deposits	260,499	210,418	304,283
Terminations, withdrawals and annuity payments	(4,193,492)	(4,992,447)	(5,307,241)
Transfers between subaccounts, net	(757,573)	(2,839,535)	4,200,921
Maintenance charges and mortality adjustments	(25,394)	(152,900)	(227,263)

Increase (decrease) in net assets from contract transactions	(4,715,960)	(7,774,464)	(1,029,300)

Total increase (decrease) in net assets	(3,325,416)	(405,097)	(1,131,418)

Net assets as of December 31, 2021	$ 35,984,482	$ 41,997,589	$ 43,588,322

Investment income (loss):
Dividend distributions	-	65,404	1,178,512
Investment Expenses:
Mortality and expense risk and administrative charges	(335,674)	(428,789)	(493,633)

Net investment income (loss)	(335,674)	(363,385)	684,879

Increase (decrease) in net assets from operations:
Capital gain distributions	2,715,025	2,174,950	-
Realized capital gain (loss) on investments	(419,164)	(311,547)	(485,228)
Change in unrealized appreciation (depreciation)	(12,876,907)	(11,841,879)	(4,710,978)

Net gain (loss) on investments	(10,581,046)	(9,978,476)	(5,196,206)

Net increase (decrease) in net assets from operations	(10,916,720)	(10,341,861)	(4,511,327)

Contract owner transactions:
Deposits	45,333	46,714	56,011
Terminations, withdrawals and annuity payments	(1,716,861)	(3,372,583)	(4,734,192)
Transfers between subaccounts, net	(639,621)	812,992	(1,093,983)
Maintenance charges and mortality adjustments	(25,831)	(135,623)	(208,881)

Increase (decrease) in net assets from contract transactions	(2,336,980)	(2,648,500)	(5,981,045)

Total increase (decrease) in net assets	(13,253,700)	(12,990,361)	(10,492,372)

Net assets as of December 31, 2022	$ 22,730,782	$ 29,007,228	$ 33,095,950

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Wanger Acorn (a)
Net assets as of December 31, 2020	$ 95,572,378	$ 17,181,680	$ 36,995,624

Investment income (loss):
Dividend distributions	-	63,422	272,399
Investment Expenses:
Mortality and expense risk and administrative charges	1,232,255	212,626	490,441

Net investment income (loss)	(1,232,255)	(149,204)	(218,042)

Increase (decrease) in net assets from operations:
Capital gain distributions	(774,342)	377,709	871,342
Realized capital gain (loss) on investments	7,541,616	1,344,456	1,212,753
Change in unrealized appreciation (depreciation)	891,543	(577,664)	898,625

Net gain (loss) on investments	7,658,817	1,144,501	2,982,720

Net increase (decrease) in net assets from operations	6,426,562	995,297	2,764,678

Contract owner transactions:
Deposits	550,330	82,416	359,979
Terminations, withdrawals and annuity payments	(11,664,130)	(1,891,660)	(4,429,834)
Transfers between subaccounts, net	1,494,417	(484,691)	(564,057)
Maintenance charges and mortality adjustments	(450,562)	(14,707)	(38,119)

Increase (decrease) in net assets from contract transactions	(10,069,945)	(2,308,642)	(4,672,031)

Total increase (decrease) in net assets	(3,643,383)	(1,313,345)	(1,907,353)

Net assets as of December 31, 2021	$ 91,928,995	$ 15,868,335	$ 35,088,271

Investment income (loss):
Dividend distributions	-	27,928	-
Investment Expenses:
Mortality and expense risk and administrative charges	(959,533)	(147,176)	(322,263)

Net investment income (loss)	(959,533)	(119,248)	(322,263)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,968,251	796,052	8,592,404
Realized capital gain (loss) on investments	(695,744)	(175,065)	(90,170)
Change in unrealized appreciation (depreciation)	(18,310,640)	(5,362,145)	(19,986,383)

Net gain (loss) on investments	(17,038,133)	(4,741,158)	(11,484,149)

Net increase (decrease) in net assets from operations	(17,997,666)	(4,860,406)	(11,806,412)

Contract owner transactions:
Deposits	92,152	47,922	27,988
Terminations, withdrawals and annuity payments	(7,385,444)	(978,194)	(1,721,861)
Transfers between subaccounts, net	3,289,033	(193,863)	(158,420)
Maintenance charges and mortality adjustments	(406,739)	(8,064)	(20,320)

Increase (decrease) in net assets from contract transactions	(4,410,998)	(1,132,199)	(1,872,613)

Total increase (decrease) in net assets	(22,408,664)	(5,992,605)	(13,679,025)

Net assets as of December 31, 2022	$ 69,520,331	$ 9,875,730	$ 21,409,246

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Wanger International	Wanger Select
Net assets as of December 31, 2020	$ 40,332,386	$ 5,842,330

Investment income (loss):
Dividend distributions	225,739	-
Investment Expenses:
Mortality and expense risk and administrative charges	537,212	73,955

Net investment income (loss)	(311,473)	(73,955)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,308,455	105,942
Realized capital gain (loss) on investments	622,510	624,041
Change in unrealized appreciation (depreciation)	4,916,833	(373,163)

Net gain (loss) on investments	6,847,798	356,820

Net increase (decrease) in net assets from operations	6,536,325	282,865

Contract owner transactions:
Deposits	427,956	102,653
Terminations, withdrawals and annuity payments	(4,786,567)	(1,024,010)
Transfers between subaccounts, net	(1,320,467)	(8,189)
Maintenance charges and mortality adjustments	(119,456)	(12,497)

Increase (decrease) in net assets from contract transactions	(5,798,534)	(942,043)

Total increase (decrease) in net assets	737,791	(659,178)

Net assets as of December 31, 2021	$ 41,070,177	$ 5,183,152

Investment income (loss):
Dividend distributions	260,344	-
Investment Expenses:
Mortality and expense risk and administrative charges	(374,507)	(44,695)

Net investment income (loss)	(114,163)	(44,695)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,149,162	1,757,009
Realized capital gain (loss) on investments	209,797	(98,441)
Change in unrealized appreciation (depreciation)	(19,272,028)	(3,418,577)

Net gain (loss) on investments	(13,913,069)	(1,760,009)

Net increase (decrease) in net assets from operations	(14,027,232)	(1,804,704)

Contract owner transactions:
Deposits	41,812	13,385
Terminations, withdrawals and annuity payments	(2,377,375)	(454,473)
Transfers between subaccounts, net	1,736,632	91,950
Maintenance charges and mortality adjustments	(97,629)	(7,505)

Increase (decrease) in net assets from contract transactions	(696,560)	(356,643)

Total increase (decrease) in net assets	(14,723,792)	(2,161,347)

Net assets as of December 31, 2022	$ 26,346,385	$ 3,021,805

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Notes to Financial Statements

December 31, 2022

Note 1. Organization

The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). On November 15, 2021, Nassau Insurance Group Holdings, L.P. transferred one hundred percent of the issued and outstanding common stock of the Parent to PHL Holdings, LLC. Effective with the transfer, the Parent and its subsidiaries, including the Company, are no longer owned or controlled by Nassau Financial Group, L.P. or any of its subsidiaries. PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on December 7, 1994. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
AMT Sustainable Equity Portfolio	Class S
Calvert VP S&P MidCap 400 Index Portfolio	Class I
DWS Equity 500 Index VIP	Class A
DWS Small Cap Index VIP	Class A
Federated Hermes Fund for U.S. Government Securities II	Primary
Federated Hermes Government Money Fund II	Service
Federated Hermes High Income Bond Fund II	Primary
Fidelity® VIP Contrafund® Portfolio	Service Class
Fidelity® VIP Growth Opportunities Portfolio	Service Class
Fidelity® VIP Growth Portfolio	Service Class
Fidelity® VIP Investment Grade Bond Portfolio	Service Class
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
FTVIP Franklin DynaTech Fund	Class 2
Guggenheim VT Long Short Equity Fund	-
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Mid Cap Fund®	Series I
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Service
Lord Abbett Series Fund Bond Debenture Portfolio	Class VC
Lord Abbett Series Fund Growth and Income Portfolio	Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Class VC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II
Morningstar Balanced ETF Asset Allocation Portfolio	Class II
Morningstar Growth ETF Asset Allocation Portfolio	Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II
Neuberger Berman AMT Mid Cap Growth Portfolio	S Class

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO Real Return Portfolio	Advisor Class
PIMCO Total Return Portfolio	Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund	-
Rydex VT Nova Fund	-
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2
TVST Touchstone Balanced Fund	-
TVST Touchstone Bond Fund	-
TVST Touchstone Common Stock Fund	-
TVST Touchstone Small Company Fund	-
Virtus Duff & Phelps Real Estate Securities Series	Class A
Virtus KAR Capital Growth Series	Class A
Virtus KAR Enhanced Core Equity Series	Class A
Virtus KAR Small-Cap Growth Series	Class A
Virtus KAR Small-Cap Value Series	Class A
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A
Virtus SGA International Growth Series	Class A
Virtus Strategic Allocation Series	Class A
Wanger Acorn	-
Wanger International	-
Wanger Select	-

Fifty-six subaccounts are currently offered by the Separate Account, all of which had activity.

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.

PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2021 or 2022.

B. Mergers

There were no fund mergers in 2021 or 2022.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes (continued)

C. Liquidations

There were no fund liquidations in 2021 or 2022.

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

April 30, 2021	Invesco V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
April 30, 2021	Invesco V.I. Global Fund	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity Fund
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
May 3, 2021	FTVIP Franklin DynaTech Fund	FTVIP Franklin Flex Cap Growth Fund
May 2, 2022	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Balanced Wealth Strategy Portfolio
May 2, 2022	Wanger Acorn	Wanger USA

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, PHL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to PHL and not to the Separate Account.

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Balanced Hedged Allocation Portfolio	$ 427
AMT Sustainable Equity Portfolio	1,452
Calvert VP S&P MidCap 400 Index Portfolio	33
DWS Equity 500 Index VIP	4,614
Federated Hermes Fund for U.S. Government Securities II	5,071
Federated Hermes Government Money Fund II	686
Federated Hermes High Income Bond Fund II	471
Fidelity® VIP Contrafund® Portfolio	1,176
Fidelity® VIP Growth Opportunities Portfolio	2,557
Fidelity® VIP Growth Portfolio	2,212
Fidelity® VIP Investment Grade Bond Portfolio	1,144
Franklin Income VIP Fund	1,522
Franklin Mutual Shares VIP Fund	1,994
FTVIP Franklin DynaTech Fund	430
Invesco V.I. American Franchise Fund	1,564
Invesco V.I. Core Equity Fund	248
Invesco V.I. Main Street Mid Cap Fund®	363
Invesco V.I. Main Street Small Cap Fund®	952
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	118
Lord Abbett Series Fund Bond Debenture Portfolio	82
Lord Abbett Series Fund Growth and Income Portfolio	4,272
Lord Abbett Series Fund Mid Cap Stock Portfolio	1,763
Morningstar Balanced ETF Asset Allocation Portfolio	1,028
Morningstar Growth ETF Asset Allocation Portfolio	785
Morningstar Income and Growth ETF Asset Allocation Portfolio	37
Neuberger Berman AMT Mid Cap Growth Portfolio	502
PIMCO CommodityReal Return® Strategy Portfolio	892
PIMCO Real Return Portfolio	11
PIMCO Total Return Portfolio	47
Templeton Developing Markets VIP Fund	23
Templeton Foreign VIP Fund	190
Templeton Growth VIP Fund	1,905
TVST Touchstone Balanced Fund	7
TVST Touchstone Bond Fund	782
TVST Touchstone Common Stock Fund	3,418
TVST Touchstone Small Company Fund	484
Virtus Duff & Phelps Real Estate Securities Series	2,162
Virtus KAR Capital Growth Series	3,584
Virtus KAR Enhanced Core Equity Series	138,814
Virtus KAR Small-Cap Growth Series	1,907
Virtus KAR Small-Cap Value Series	1,863
Virtus Newfleet Multi-Sector Intermediate Bond Series	7,807
Virtus SGA International Growth Series	5,356

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Virtus Strategic Allocation Series	$ 904
Wanger Acorn	1,817
Wanger International	1,963
Wanger Select	85

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

The Separate Account had no financial liabilities as of December 31, 2022.

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio (a)	$ 595,993	$ 764,720
Alger Capital Appreciation Portfolio	275,350	353,081
AMT Sustainable Equity Portfolio	2,443,160	4,341,986
Calvert VP S&P MidCap 400 Index Portfolio	307,464	339,235
DWS Equity 500 Index VIP	2,221,166	2,614,031
DWS Small Cap Index VIP	250,994	36,757
Federated Hermes Fund for U.S. Government Securities II	3,086,834	6,059,118
Federated Hermes Government Money Fund II	3,273,100	5,454,588
Federated Hermes High Income Bond Fund II	307,677	753,206
Fidelity® VIP Contrafund® Portfolio	2,486,558	3,809,976
Fidelity® VIP Growth Opportunities Portfolio	13,611,907	5,262,034
Fidelity® VIP Growth Portfolio	1,189,045	1,223,009
Fidelity® VIP Investment Grade Bond Portfolio	2,152,993	2,968,447
Franklin Income VIP Fund	1,481,584	3,449,887
Franklin Mutual Shares VIP Fund	2,778,844	3,573,696
FTVIP Franklin DynaTech Fund (a)	136,794	39,353
Guggenheim VT Long Short Equity Fund	1,044	29,664
Invesco V.I. American Franchise Fund	3,624,103	987,588
Invesco V.I. Capital Appreciation Fund (a)	256,893	77,919
Invesco V.I. Core Equity Fund	500,702	337,763
Invesco V.I. Equity and Income Fund	546,428	305,430
Invesco V.I. Global Fund (a)	222,996	192,637
Invesco V.I. Main Street Mid Cap Fund® (a)	178,044	134,821
Invesco V.I. Main Street Small Cap Fund® (a)	2,084,655	2,444,464
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	127,627	28,893
Lord Abbett Series Fund Bond Debenture Portfolio	172,768	631,146

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Lord Abbett Series Fund Growth and Income Portfolio	$ 2,937,890	$ 5,761,397
Lord Abbett Series Fund Mid Cap Stock Portfolio	156,717	388,383
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	236,671	669,838
Morningstar Balanced ETF Asset Allocation Portfolio	1,829,904	2,815,952
Morningstar Growth ETF Asset Allocation Portfolio	422,250	1,157,944
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,213,707	2,339,584
Neuberger Berman AMT Mid Cap Growth Portfolio	106,698	165,152
PIMCO CommodityReal Return® Strategy Portfolio	3,565,675	7,108,652
PIMCO Real Return Portfolio	125,234	156,861
PIMCO Total Return Portfolio	169,167	915,036
Rydex VT Inverse Government Long Bond Strategy Fund	222	36,744
Rydex VT Nova Fund	22,250	14,048
Templeton Developing Markets VIP Fund	195,717	152,077
Templeton Foreign VIP Fund	258,370	658,118
Templeton Growth VIP Fund	944,799	3,133,768
TVST Touchstone Balanced Fund	356,068	199,840
TVST Touchstone Bond Fund	634,233	1,680,041
TVST Touchstone Common Stock Fund	6,924,067	9,408,627
TVST Touchstone Small Company Fund	2,232,204	1,435,593
Virtus Duff & Phelps Real Estate Securities Series	1,119,564	5,537,026
Virtus KAR Capital Growth Series	5,517,556	3,404,790
Virtus KAR Enhanced Core Equity Series	2,915,617	5,354,701
Virtus KAR Small-Cap Growth Series	3,084,389	3,042,018
Virtus KAR Small-Cap Value Series	3,681,010	4,517,945
Virtus Newfleet Multi-Sector Intermediate Bond Series	2,981,628	8,277,793
Virtus SGA International Growth Series	5,084,003	8,486,283
Virtus Strategic Allocation Series	940,617	1,396,013
Wanger Acorn (a)	8,917,530	2,520,002
Wanger International	7,108,427	2,769,988
Wanger Select	2,211,981	856,309

(a) Name change. See Note 2.

Note 5. Related Party Transactions and Charges and Deductions

Related Party Transactions

PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting, and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. Other periodic charges are taken out as a transaction on a monthly basis.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions (continued)

Those charges appear on the statements of operations and changes in net assets on line “Maintenance charges and mortality adjustments”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount but could also be waived if the Separate account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	None
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of operations and changes in net assets.

B. Optional Rider and Benefit Charges

PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Terminations, withdrawals and annuity payments” in

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions (continued)

the accompanying statements of operations and changes in net assets. This expense is reflected as redemption of units.

C. Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable subaccounts. These expenses are included in a separate line item “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes.

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor’s Edge Option 1	0.125%	1.525%
Phoenix Investor’s Edge Option 2	0.125%	1.675%
Phoenix Investor’s Edge Option 3	0.125%	1.825%
Phoenix Investor’s Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner’s Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

D. Other Charges

PHL may deduct other charges depending on the contract terms.

Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period and will be shown in the liability section of the Statements of Assets and Liabilities.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Balanced Hedged Allocation Portfolio (a)	46,409	(419,745)	(373,336)	155,280	(703,113)	(547,833)
Alger Capital Appreciation Portfolio	5,295	(43,049)	(37,754)	1,153	(52,499)	(51,346)
AMT Sustainable Equity Portfolio	142,727	(3,027,823)	(2,885,096)	236,413	(3,384,832)	(3,148,419)
Calvert VP S&P MidCap 400 Index Portfolio	20,399	(130,575)	(110,176)	20,474	(115,286)	(94,812)
DWS Equity 500 Index VIP	98,608	(298,863)	(200,255)	39,046	(540,506)	(501,460)
DWS Small Cap Index VIP	67,683	(11,663)	56,020	15,810	(45,097)	(29,287)
Federated Hermes Fund for U.S. Government Securities II	965,293	(2,237,325)	(1,272,032)	1,559,612	(1,731,278)	(171,666)
Federated Hermes Government Money Fund II	3,489,723	(5,917,781)	(2,428,058)	6,479,868	(8,279,799)	(1,799,931)
Federated Hermes High Income Bond Fund II	17,196	(155,732)	(138,536)	24,166	(180,275)	(156,109)
Fidelity® VIP Contrafund® Portfolio	172,542	(438,995)	(266,453)	55,568	(557,172)	(501,604)
Fidelity® VIP Growth Opportunities Portfolio	939,377	(778,928)	160,449	73,775	(1,953,776)	(1,880,001)
Fidelity® VIP Growth Portfolio	37,558	(155,883)	(118,325)	42,819	(314,757)	(271,938)
Fidelity® VIP Investment Grade Bond Portfolio	560,727	(2,015,227)	(1,454,500)	2,790,513	(3,105,663)	(315,150)
Franklin Income VIP Fund	362,544	(1,830,011)	(1,467,467)	378,699	(1,889,478)	(1,510,779)
Franklin Mutual Shares VIP Fund	309,489	(1,521,142)	(1,211,653)	270,336	(1,731,791)	(1,461,455)
FTVIP Franklin DynaTech Fund (a)	3,405	(11,479)	(8,074)	10,263	(16,832)	(6,569)
Guggenheim VT Long Short Equity Fund	176	(14,157)	(13,981)	297	(28,146)	(27,849)
Invesco V.I. American Franchise Fund	232,137	(303,477)	(71,340)	72,344	(735,911)	(663,567)
Invesco V.I. Capital Appreciation Fund (a)	1,896	(24,633)	(22,737)	789	(7,885)	(7,096)
Invesco V.I. Core Equity Fund	54,814	(121,349)	(66,535)	24,701	(189,956)	(165,255)
Invesco V.I. Equity and Income Fund	137,279	(118,813)	18,466	45,248	(73,850)	(28,602)
Invesco V.I. Global Fund (a)	22,738	(70,699)	(47,961)	14,081	(80,641)	(66,560)
Invesco V.I. Main Street Mid Cap Fund® (a)	5,907	(48,561)	(42,654)	9,461	(80,896)	(71,435)
Invesco V.I. Main Street Small Cap Fund® (a)	78,442	(867,356)	(788,914)	104,148	(1,778,725)	(1,674,577)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	5,671	(8,558)	(2,887)	717	(21,133)	(20,416)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Lord Abbett Series Fund Bond Debenture Portfolio	30,159	(293,179)	(263,020)	50,794	(370,130)	(319,336)
Lord Abbett Series Fund Growth and Income Portfolio	196,665	(2,186,585)	(1,989,920)	202,480	(2,702,141)	(2,499,661)
Lord Abbett Series Fund Mid Cap Stock Portfolio	14,534	(166,290)	(151,756)	36,359	(186,403)	(150,044)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	7,340	(303,457)	(296,117)	13,998	(265,823)	(251,825)
Morningstar Balanced ETF Asset Allocation Portfolio	519,243	(1,575,929)	(1,056,686)	58,012	(1,348,850)	(1,290,838)
Morningstar Growth ETF Asset Allocation Portfolio	29,833	(577,581)	(547,748)	62,652	(590,613)	(527,961)
Morningstar Income and Growth ETF Asset Allocation Portfolio	193,778	(1,543,788)	(1,350,010)	293,691	(1,547,072)	(1,253,381)
Neuberger Berman AMT Mid Cap Growth Portfolio	4,501	(87,670)	(83,169)	8,911	(46,427)	(37,516)
PIMCO CommodityReal Return® Strategy Portfolio	335,440	(8,178,520)	(7,843,080)	1,101,147	(5,580,405)	(4,479,258)
PIMCO Real Return Portfolio	29,387	(95,440)	(66,053)	77,894	(285,958)	(208,064)
PIMCO Total Return Portfolio	58,331	(571,939)	(513,608)	170,122	(373,491)	(203,369)
Rydex VT Inverse Government Long Bond Strategy Fund	995	(142,797)	(141,802)	36,514	(9,729)	26,785
Rydex VT Nova Fund	75	(2,169)	(2,094)	-	(51,159)	(51,159)
Templeton Developing Markets VIP Fund	26,060	(73,366)	(47,306)	38,090	(96,633)	(58,543)
Templeton Foreign VIP Fund	51,378	(246,676)	(195,298)	59,989	(204,988)	(144,999)
Templeton Growth VIP Fund	577,874	(1,966,355)	(1,388,481)	854,346	(1,660,767)	(806,421)
TVST Touchstone Balanced Fund	36,594	(83,653)	(47,059)	45,702	(118,515)	(72,813)
TVST Touchstone Bond Fund	225,242	(1,186,017)	(960,775)	2,197,395	(1,364,176)	833,219
TVST Touchstone Common Stock Fund	77,168	(2,767,106)	(2,689,938)	143,922	(3,934,026)	(3,790,104)
TVST Touchstone Small Company Fund	18,316	(456,161)	(437,845)	27,612	(876,472)	(848,860)
Virtus Duff & Phelps Real Estate Securities Series	62,910	(1,289,520)	(1,226,610)	496,002	(1,346,810)	(850,808)
Virtus KAR Capital Growth Series	109,726	(799,394)	(689,668)	93,102	(1,172,044)	(1,078,942)
Virtus KAR Enhanced Core Equity Series	256,321	(1,417,175)	(1,160,854)	194,764	(1,425,645)	(1,230,881)
Virtus KAR Small-Cap Growth Series	22,050	(155,054)	(133,004)	28,145	(228,196)	(200,051)
Virtus KAR Small-Cap Value Series	337,766	(875,726)	(537,960)	68,959	(1,782,936)	(1,713,977)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Virtus Newfleet Multi-Sector Intermediate Bond Series	474,845	(2,598,668)	(2,123,823)	2,265,880	(2,180,352)	85,528
Virtus SGA International Growth Series	1,852,358	(3,879,825)	(2,027,467)	1,918,559	(5,929,842)	(4,011,283)
Virtus Strategic Allocation Series	26,880	(272,176)	(245,296)	16,530	(410,336)	(393,806)
Wanger Acorn (a)	42,102	(236,298)	(194,196)	38,431	(421,262)	(382,831)
Wanger International	728,536	(582,868)	145,668	106,020	(1,251,928)	(1,145,908)
Wanger Select	61,170	(111,845)	(50,675)	20,793	(128,783)	(107,990)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio (a)
2022	2,215,299	1.47	1.68	3,401,165	2.99	0.90	1.80	(20.54)	(20.00)
2021	2,588,635	1.85	2.10	4,996,572	0.25	0.90	1.80	11.33	12.35
2020	3,136,468	1.66	1.87	5,431,140	2.18	0.90	1.80	7.29	8.27
2019	3,181,065	1.55	1.72	5,113,200	2.30	0.90	1.80	16.08	17.14
2018	3,539,024	1.33	1.47	4,887,424	1.68	0.90	1.80	(8.10)	(7.26)
Alger Capital Appreciation Portfolio
2022	406,109	8.17	6.37	2,594,234	-	0.90	1.95	(37.78)	(37.12)
2021	443,863	13.13	10.13	4,484,300	-	0.90	1.95	16.81	18.05
2020	495,209	11.24	8.58	4,301,176	-	0.90	1.95	39.00	40.48
2019	540,526	8.09	6.11	3,349,079	-	0.90	1.95	30.98	32.38
2018	594,391	6.18	4.62	2,782,303	0.08	0.90	1.95	(2.06)	(1.00)
AMT Sustainable Equity Portfolio
2022	17,281,542	1.23	1.27	21,596,374	0.12	0.90	1.80	(20.13)	(19.11)
2021	20,166,638	1.54	1.57	31,394,439	0.17	0.90	1.80	20.95	22.05
2020	23,315,057	1.27	1.29	29,865,336	0.38	0.90	1.80	17.14	18.21
2019	26,148,779	1.08	1.09	28,458,176	0.28	0.90	1.80	8.47	9.16

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Calvert VP S&P MidCap 400 Index Portfolio
2022	579,956	2.79	3.26	1,793,233	0.93	0.90	1.95	(14.94)	(14.21)
2021	690,132	3.28	3.80	2,500,866	0.80	0.90	1.95	21.99	23.30
2020	784,944	2.69	3.08	2,315,119	1.25	0.90	1.95	11.12	12.30
2019	854,536	2.42	2.74	2,252,255	1.13	0.90	1.95	23.38	24.70
2018‡	947,668	1.99	2.20	2,009,422	1.16	0.90	1.80	(12.94)	(12.13)
DWS Equity 500 Index VIP
2022	2,395,976	6.42	8.42	17,241,498	1.26	0.90	1.95	(19.95)	(19.04)
2021	2,596,231	8.02	10.40	23,120,364	1.47	0.90	1.95	25.90	27.24
2020	3,097,691	6.37	8.18	21,788,889	1.68	0.90	1.95	15.80	17.03
2019	3,403,899	5.50	6.99	20,520,947	2.03	0.90	1.95	28.63	30.01
2018	4,106,375	4.28	5.37	19,170,388	1.70	0.90	1.95	(6.52)	(5.51)
DWS Small Cap Index VIP
2022	189,668	2.38	2.67	485,875	0.82	0.90	1.65	(21.97)	(21.24)
2021	133,648	3.05	3.39	428,382	0.85	0.90	1.65	12.62	13.47
2020	162,935	2.71	2.99	461,407	1.13	0.90	1.65	17.46	18.36
2019	206,767	2.31	2.52	494,595	1.01	0.90	1.65	23.16	24.10
2018‡	217,939	1.87	2.03	422,437	0.97	0.90	1.65	(12.70)	(12.03)
Federated Hermes Fund for U.S. Government Securities II
2022	9,801,258	2.20	3.28	24,831,476	1.92	0.90	1.95	(14.40)	(13.23)
2021	11,073,290	2.57	3.78	32,251,266	2.04	0.90	1.95	(3.95)	(2.93)
2020	11,244,956	2.67	3.90	34,031,638	2.46	0.90	1.95	3.16	4.27
2019	11,964,793	2.59	3.74	34,864,257	2.47	0.90	1.95	3.84	4.95
2018	13,600,111	2.49	3.56	37,923,203	2.47	0.90	1.95	(1.51)	(0.45)
Federated Hermes Government Money Fund II
2022	19,524,099	0.78	0.93	17,220,899	1.11	0.90	2.25	(1.27)	-
2021‡	21,952,157	0.79	0.93	19,402,387	0.00	0.90	2.25	(2.25)	(0.90)
2020	23,752,090	0.81	0.95	21,247,637	0.20	0.75	2.25	(2.05)	(0.55)
2019	23,260,619	0.86	0.96	21,031,845	1.63	0.75	1.85	(0.24)	0.88
2018	24,196,487	0.85	0.95	21,819,006	1.23	0.75	1.95	(0.73)	0.49

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Federated Hermes High Income Bond Fund II
2022	803,646	4.72	5.47	3,425,667	5.76	0.90	1.95	(13.39)	(12.62)
2021‡	942,182	5.45	6.26	4,602,978	4.94	0.90	1.95	2.81	3.91
2020	1,098,291	5.31	7.05	5,222,644	6.21	0.75	1.95	3.53	4.80
2019	1,259,642	5.12	6.72	5,800,181	6.09	0.75	1.95	12.31	13.69
2018	1,378,008	4.56	5.91	5,629,375	8.30	0.75	1.95	(5.18)	(4.02)
Fidelity® VIP Contrafund® Portfolio
2022	2,511,686	8.41	8.41	18,280,250	0.39	0.90	1.95	(27.81)	(27.00)
2021	2,778,139	11.65	11.52	27,766,702	0.05	0.90	1.95	25.22	26.56
2020	3,279,743	9.30	9.10	25,627,958	0.15	0.90	1.95	27.89	29.26
2019	3,752,889	7.27	7.04	22,762,961	0.36	0.90	1.95	28.89	30.27
2018	4,329,164	5.64	5.41	20,347,710	0.60	0.90	1.95	(8.32)	(7.33)
Fidelity® VIP Growth Opportunities Portfolio
2022	7,225,009	8.21	7.38	38,385,323	-	0.90	1.95	(39.36)	(38.76)
2021	7,064,560	13.54	12.05	62,241,084	-	0.90	1.95	9.65	10.82
2020	8,944,561	12.35	10.88	70,617,452	0.01	0.90	1.95	65.22	66.98
2019	11,992,676	7.48	6.51	55,997,433	0.05	0.90	1.95	37.96	39.43
2018	16,367,782	5.42	4.67	53,666,375	0.11	0.90	1.95	10.15	11.33
Fidelity® VIP Growth Portfolio
2022	1,535,651	6.95	5.95	10,113,473	0.51	0.90	1.95	(25.99)	(25.25)
2021‡	1,653,976	9.39	7.96	14,591,626	-	0.90	1.95	20.69	21.98
2020	1,925,914	7.78	13.50	14,015,990	0.06	0.75	1.95	40.95	42.67
2019	2,355,269	5.52	9.46	12,060,192	0.16	0.75	1.95	31.57	33.18
2018	3,025,843	4.20	7.10	11,483,517	0.15	0.75	1.95	(2.23)	(1.03)
Fidelity® VIP Investment Grade Bond Portfolio
2022	12,411,708	1.20	1.43	16,407,356	2.12	0.90	1.95	(14.89)	(13.33)
2021	13,866,208	1.41	1.65	21,337,464	1.95	0.90	1.95	(2.66)	(1.62)
2020	14,181,358	1.45	1.68	22,279,991	2.18	0.90	1.95	7.13	8.27
2019	14,533,933	1.35	1.55	21,179,408	2.53	0.90	1.95	7.45	8.60
2018	17,454,973	1.26	1.43	23,518,360	2.36	0.90	1.95	(2.58)	(1.53)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Franklin Income VIP Fund
2022	6,029,876	1.77	2.12	10,757,187	4.80	0.90	1.95	(7.33)	(6.19)
2021	7,497,343	1.91	2.26	14,291,954	4.72	0.90	1.95	14.48	15.71
2020‡	9,008,122	1.67	1.96	14,914,238	5.85	0.90	1.95	(1.27)	(0.21)
2019	10,623,412	1.69	1.96	17,778,383	5.34	0.90	1.95	13.80	15.02
2018	12,174,493	1.49	1.70	17,816,157	4.81	0.90	1.95	(6.18)	(5.17)
Franklin Mutual Shares VIP Fund
2022	5,692,481	4.38	6.35	13,918,659	1.80	0.90	1.95	(9.32)	(8.24)
2021	6,904,134	4.83	6.92	18,015,413	2.81	0.90	1.95	16.85	18.10
2020‡	8,365,589	4.13	5.86	18,258,904	2.80	0.90	1.95	(6.89)	(5.90)
2019	9,146,506	4.44	6.23	21,835,647	1.77	0.90	1.95	20.19	21.47
2018	10,858,755	3.69	5.13	21,579,072	2.27	0.90	1.95	(10.85)	(9.89)
FTVIP Franklin DynaTech Fund (a)
2022	81,322	2.33	2.65	201,223	-	0.90	1.75	(41.16)	(40.45)
2021	89,396	3.96	4.45	373,790	-	0.90	1.75	14.11	15.10
2020	95,965	3.47	3.87	350,189	-	0.90	1.75	42.36	43.58
2019	114,297	2.44	2.69	290,893	-	0.90	1.75	28.87	29.99
2018‡	93,086	1.89	2.07	183,822	-	0.90	1.75	1.32	2.20
Guggenheim VT Long Short Equity Fund
2022	80,634	1.61	1.98	143,899	0.45	0.90	1.95	(16.15)	(15.02)
2021	94,615	1.92	2.33	200,325	0.59	0.90	1.95	21.39	22.69
2020	122,464	1.58	1.90	212,594	0.89	0.90	1.95	2.88	3.98
2019	185,129	1.53	1.83	310,936	0.54	0.90	1.95	3.48	4.59
2018‡	221,769	1.48	1.75	359,224	-	0.90	1.95	(14.64)	(13.72)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. American Franchise Fund
2022	3,790,667	2.44	2.69	9,811,743	-	0.90	1.80	(32.22)	(31.73)
2021	3,862,007	3.60	3.94	14,697,358	-	0.90	1.80	9.91	10.92
2020	4,525,574	3.28	3.55	15,580,143	0.07	0.90	1.80	39.80	41.07
2019	5,578,440	2.34	2.52	13,660,689	-	0.90	1.80	34.30	35.53
2018	6,685,369	1.75	1.86	12,119,995	-	0.90	1.80	(5.37)	(4.50)
Invesco V.I. Capital Appreciation Fund (a)
2022	247,652	2.31	2.69	611,446	-	0.90	1.80	(32.26)	(31.55)
2021	270,389	3.41	3.93	982,661	-	0.90	1.80	20.08	21.18
2020	277,485	2.84	3.24	835,903	-	0.90	1.80	33.79	35.02
2019	282,318	2.12	2.40	631,835	-	0.90	1.80	33.40	34.63
2018‡	313,288	1.59	1.78	522,989	-	0.90	1.80	(7.66)	(6.81)
Invesco V.I. Core Equity Fund
2022	852,079	2.17	2.53	2,021,626	0.91	0.90	1.80	(21.94)	(21.18)
2021	918,614	2.78	3.21	2,779,784	0.64	0.90	1.80	25.44	26.59
2020	1,083,869	2.22	2.54	2,602,440	1.34	0.90	1.80	11.80	12.83
2019	1,232,311	1.98	2.25	2,632,950	0.93	0.90	1.80	26.65	27.80
2018	1,447,711	1.57	1.76	2,430,453	0.88	0.90	1.80	(11.03)	(10.21)
Invesco V.I. Equity and Income Fund
2022	668,392	2.07	2.47	1,514,364	1.40	0.90	1.95	(9.61)	(8.52)
2021	649,926	2.29	2.70	1,611,600	1.67	0.90	1.95	16.05	17.29
2020	678,528	1.97	2.30	1,442,149	2.13	0.90	1.95	7.51	8.66
2019	752,210	1.83	2.12	1,477,904	2.14	0.90	1.95	17.67	18.93
2018‡	1,168,117	1.59	1.78	1,932,141	2.11	0.90	1.80	(11.36)	(10.54)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. Global Fund (a)
2022	445,923	1.81	2.17	874,851	-	0.90	1.95	(33.46)	(32.40)
2021	493,884	2.72	3.21	1,450,798	-	0.90	1.95	12.93	14.14
2020	560,444	2.41	2.81	1,450,004	0.45	0.90	1.95	24.86	26.19
2019	604,964	1.93	2.23	1,247,772	0.63	0.90	1.95	28.89	30.27
2018	643,306	1.49	1.71	1,023,257	0.78	0.90	1.95	(15.09)	(14.18)
Invesco V.I. Main Street Mid Cap Fund® (a)
2022	293,175	2.29	2.70	728,472	0.34	0.90	1.80	(15.81)	(15.09)
2021	335,829	2.72	3.18	986,237	0.42	0.90	1.80	21.03	22.14
2020	407,264	2.25	2.60	982,171	0.70	0.90	1.80	7.28	8.27
2019‡	479,471	2.09	2.40	1,071,669	0.49	0.90	1.80	23.02	24.15
2018‡	516,845	1.69	1.93	934,485	0.48	0.90	1.85	(13.00)	(12.15)
Invesco V.I. Main Street Small Cap Fund® (a)
2022	5,806,567	2.41	2.81	14,427,763	0.24	0.90	1.80	(17.47)	(16.62)
2021	6,595,481	2.92	3.37	19,780,425	0.17	0.90	1.80	20.07	21.16
2020	8,270,058	2.43	2.78	20,550,770	0.37	0.90	1.80	17.48	18.56
2019	8,720,478	2.07	2.35	18,364,171	-	0.90	1.80	23.87	25.00
2018	9,999,233	1.67	1.88	16,909,893	0.06	0.90	1.80	12.16	(11.35)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2022	150,706	2.42	2.87	401,224	-	0.90	1.85	(17.12)	(16.33)
2021	153,593	2.92	3.43	491,129	0.05	0.90	1.85	17.66	18.79
2020	174,009	2.48	2.89	470,151	0.19	0.90	1.85	4.79	5.80
2019	175,289	2.37	2.73	448,701	-	0.90	1.85	27.53	28.76
2018	194,827	1.86	2.12	389,430	0.02	0.90	1.85	(14.85)	(14.02)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Lord Abbett Series Fund Bond Debenture Portfolio
2022	1,130,777	1.77	2.13	2,197,127	4.08	0.90	1.95	(14.49)	(13.77)
2021	1,393,797	2.07	2.47	3,146,681	2.75	0.90	1.95	1.27	2.35
2020	1,713,133	2.04	2.41	3,799,844	3.49	0.90	1.95	5.21	6.34
2019	2,167,870	1.94	2.27	4,483,033	3.78	0.90	1.95	11.15	12.34
2018‡	2,388,224	1.74	2.02	4,427,181	4.57	0.90	1.95	(5.90)	(4.89)
Lord Abbett Series Fund Growth and Income Portfolio
2022	10,498,695	2.20	2.60	25,491,188	1.22	0.90	1.85	(10.93)	(10.34)
2021	12,488,615	2.47	2.90	33,884,275	0.99	0.90	1.85	26.64	27.86
2020	14,988,276	1.95	2.27	31,932,477	1.73	0.90	1.85	0.80	1.77
2019	15,578,002	1.94	2.23	32,698,858	1.58	0.90	1.85	20.23	21.39
2018‡	18,006,524	1.61	1.84	31,224,331	1.33	0.90	1.85	(9.85)	(8.98)
Lord Abbett Series Fund Mid Cap Stock Portfolio
2022	805,168	1.95	2.36	1,731,647	0.77	0.90	1.95	(13.33)	(11.94)
2021	956,924	2.25	2.68	2,347,979	0.56	0.90	1.95	26.19	27.54
2020	1,106,968	1.78	2.10	2,142,537	1.08	0.90	1.95	0.50	1.57
2019	1,282,603	1.77	2.07	2,451,253	0.89	0.90	1.95	20.25	21.54
2018‡	1,451,348	1.47	1.70	2,298,175	0.63	0.90	1.95	(16.70)	(15.81)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2022	2,184,518	1.82	2.04	4,239,683	1.39	0.90	1.80	(14.95)	(13.92)
2021	2,480,635	2.14	2.37	5,625,404	1.06	0.90	1.80	16.21	17.27
2020	2,732,460	1.84	2.02	5,305,309	1.86	0.90	1.80	7.98	8.97
2019	2,959,996	1.70	1.85	5,290,618	1.49	0.90	1.80	19.97	21.07
2018	5,150,070	1.42	1.53	7,641,575	1.24	0.90	1.80	(10.97)	(10.15)
Morningstar Balanced ETF Asset Allocation Portfolio
2022	9,426,282	1.46	1.63	14,476,343	1.64	0.90	1.80	(14.62)	(13.76)
2021	10,482,968	1.71	1.89	18,726,090	1.29	0.90	1.80	8.80	9.79
2020	11,773,806	1.57	1.72	19,247,354	1.98	0.90	1.80	7.16	8.14
2019	13,357,542	1.46	1.59	20,311,277	1.86	0.90	1.80	14.17	15.22
2018‡	16,122,147	1.28	1.38	21,370,497	1.85	0.90	1.80	(7.93)	(7.08)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Morningstar Growth ETF Asset Allocation Portfolio
2022	3,550,181	1.68	1.87	6,297,742	1.49	0.90	1.80	(14.72)	(14.22)
2021	4,097,929	1.97	2.18	8,504,678	1.19	0.90	1.80	12.82	13.85
2020	4,625,890	1.75	1.92	8,450,396	1.81	0.90	1.80	8.03	9.02
2019‡	6,009,924	1.62	1.76	10,133,770	1.72	0.90	1.80	17.61	18.69
2018‡	6,960,616	1.37	1.48	9,923,932	1.56	0.90	1.80	(9.70)	(8.87)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2022	11,138,684	1.21	1.38	14,475,802	1.67	0.90	1.95	(14.18)	(13.21)
2021	12,488,694	1.41	1.59	18,841,810	1.35	0.90	1.95	4.39	5.51
2020	13,742,075	1.35	1.51	19,742,984	1.97	0.90	1.95	6.32	7.45
2019	16,301,518	1.27	1.40	21,916,708	2.07	0.90	1.95	10.70	11.89
2018	16,493,775	1.15	1.25	19,916,913	2.02	0.90	1.95	(6.13)	(5.12)
Neuberger Berman AMT Mid Cap Growth Portfolio
2022	241,441	1.53	1.61	382,279	-	1.10	1.80	(30.45)	(29.69)
2021	324,610	2.20	2.29	732,748	-	1.10	1.80	10.70	11.48
2020‡	362,126	1.98	2.06	735,217	-	1.10	1.80	37.20	38.18
2019	443,544	1.45	1.50	653,719	-	0.90	1.80	30.10	31.29
2018‡	497,214	1.11	1.14	560,867	-	0.90	1.80	(8.25)	(7.40)
PIMCO CommodityReal Return® Strategy Portfolio
2022	14,753,767	0.71	0.83	11,367,598	21.35	0.90	1.80	7.58	7.79
2021	22,596,847	0.66	0.77	16,214,114	4.06	0.90	1.80	30.72	31.92
2020	27,076,105	0.51	0.58	14,786,372	6.13	0.90	1.80	(0.59)	0.32
2019	25,418,313	0.51	0.58	13,896,875	4.33	0.90	1.80	9.35	10.35
2018	27,720,325	0.47	0.53	13,796,710	1.98	0.90	1.80	(15.75)	(14.98)
PIMCO Real Return Portfolio
2022	739,785	1.30	1.52	1,049,042	6.89	0.90	1.80	(13.91)	(12.64)
2021	805,838	1.51	1.74	1,312,934	4.83	0.90	1.80	3.58	4.53
2020	1,013,902	1.45	1.66	1,592,944	1.32	0.90	1.80	9.60	10.60
2019	1,265,285	1.33	1.50	1,798,126	1.55	0.90	1.80	6.38	7.36
2018	1,210,403	1.25	1.40	1,602,837	2.38	0.90	1.80	(4.07)	(3.19)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

PIMCO Total Return Portfolio
2022	1,833,265	1.29	1.54	2,597,015	2.48	0.90	1.95	(16.23)	(15.38)
2021	2,346,873	1.54	1.82	3,962,933	1.72	0.90	1.95	(3.29)	(2.25)
2020	2,550,242	1.59	1.86	4,427,298	2.03	0.90	1.95	6.43	7.56
2019	2,550,975	1.53	1.73	4,141,103	2.92	0.90	1.80	6.30	7.27
2018‡	2,818,248	1.44	1.61	4,280,873	2.44	0.90	1.80	(2.43)	(1.53)
Rydex VT Inverse Government Long Bond Strategy Fund
2022	400,354	0.24	0.29	105,487	-	0.90	1.95	41.18	45.00
2021	542,156	0.17	0.20	99,149	-	0.90	1.95	(1.00)	0.06
2020	515,368	0.17	0.20	94,666	0.28	0.90	1.95	(22.63)	(21.80)
2019	543,963	0.22	0.26	128,057	-	0.90	1.95	(14.98)	(14.07)
2018	545,544	0.25	0.30	149,988	-	0.90	1.95	1.76	2.85
Rydex VT Nova Fund
2022	28,471	4.43	5.46	142,755	0.44	0.90	1.95	(31.64)	(30.89)
2021	30,565	6.48	7.90	222,017	0.26	0.90	1.95	39.42	40.91
2020	81,724	4.65	5.61	412,939	0.97	0.90	1.95	17.69	18.95
2019	101,567	3.95	4.71	435,182	0.95	0.90	1.95	42.22	43.74
2018	139,727	2.78	3.28	416,724	0.18	0.90	1.95	(12.08)	(11.13)
Templeton Developing Markets VIP Fund
2022	742,744	1.01	5.00	1,305,359	2.59	0.90	1.95	(23.48)	(22.72)
2021	790,050	1.32	6.47	1,791,733	0.90	0.90	1.95	(7.58)	(6.59)
2020	848,593	1.43	6.92	2,096,596	4.13	0.90	1.95	14.90	16.13
2019	926,172	1.24	5.96	1,996,796	0.99	0.90	1.95	24.23	25.56
2018‡	1,117,041	1.02	4.75	1,850,288	0.89	0.90	1.80	(17.32)	(16.56)
Templeton Foreign VIP Fund
2022	1,456,317	2.88	3.14	3,536,760	3.10	0.90	1.95	(9.43)	(8.45)
2021	1,651,615	3.18	3.43	4,409,552	1.86	0.90	1.95	2.13	3.22
2020	1,796,614	3.11	3.32	4,656,283	3.42	0.90	1.95	(3.08)	(2.05)
2019	1,907,960	3.21	3.39	4,996,895	1.72	0.90	1.95	10.34	11.52
2018	2,113,536	2.91	3.04	4,965,594	2.67	0.90	1.95	(17.10)	(16.21)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Templeton Growth VIP Fund
2022	7,228,066	3.11	4.52	11,935,997	0.16	0.90	1.95	(13.13)	(12.40)
2021‡	8,616,547	3.58	5.16	15,973,008	1.10	0.90	1.95	2.83	3.93
2020‡	9,422,968	3.48	5.00	16,864,926	3.04	0.75	1.95	3.74	5.01
2019	11,470,787	3.36	4.76	20,224,953	2.81	0.75	1.95	12.91	14.29
2018	12,989,305	2.97	4.16	20,292,632	2.00	0.75	1.95	(16.52)	(15.49)
TVST Touchstone Balanced Fund
2022	490,643	1.93	2.27	1,028,791	0.45	0.90	1.95	(17.52)	(16.54)
2021	537,702	2.34	2.72	1,363,825	0.22	0.90	1.95	14.79	16.02
2020	610,515	2.04	2.35	1,342,138	1.32	0.90	1.95	16.84	18.09
2019	656,550	1.74	1.99	1,229,443	1.46	0.90	1.95	20.41	21.70
2018‡	566,679	1.51	1.63	881,175	1.04	0.90	1.60	(7.58)	(6.92)
TVST Touchstone Bond Fund
2022	9,220,082	1.18	1.36	11,705,009	1.94	0.90	1.80	(15.71)	(14.47)
2021	10,180,857	1.40	1.59	15,193,369	2.54	0.90	1.80	(2.98)	(2.09)
2020	9,347,638	1.44	1.62	14,314,151	1.67	0.90	1.80	7.74	8.73
2019	10,434,807	1.33	1.49	14,762,445	1.21	0.90	1.80	8.47	9.47
2018	12,892,449	1.23	1.36	16,734,946	2.32	0.90	1.80	(3.65)	(2.76)
TVST Touchstone Common Stock Fund
2022	15,274,399	2.74	3.15	45,040,553	0.38	0.90	1.80	(19.17)	(18.60)
2021	17,964,337	3.39	3.87	65,174,465	0.51	0.90	1.80	25.55	26.70
2020	21,754,441	2.70	3.05	62,577,227	0.60	0.90	1.80	21.45	22.57
2019	25,622,727	2.23	2.49	60,375,889	0.53	0.90	1.80	26.27	27.43
2018	30,729,872	1.76	1.95	57,085,698	1.22	0.90	1.80	(9.71)	(8.88)
TVST Touchstone Small Company Fund
2022	2,584,028	2.67	3.08	7,429,128	0.03	0.90	1.80	(16.04)	(15.15)
2021	3,021,873	3.18	3.63	10,300,501	0.06	0.90	1.80	21.94	23.06
2020	3,870,733	2.61	2.95	10,768,289	0.16	0.90	1.80	16.56	17.63
2019	3,884,416	2.24	2.51	9,229,245	0.02	0.90	1.80	19.22	20.31
2018	4,483,727	1.88	2.08	8,893,968	-	0.90	1.80	(9.64)	(8.81)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Virtus Duff & Phelps Real Estate Securities Series
2022	5,504,857	9.83	17.66	20,718,454	0.92	0.90	1.95	(27.51)	(26.78)
2021	6,731,467	13.56	24.12	34,075,994	0.69	0.90	1.95	43.57	45.10
2020	7,582,275	9.44	16.62	27,229,228	1.17	0.90	1.95	(3.47)	(2.43)
2019	7,610,990	9.78	17.04	29,038,487	1.59	0.90	1.95	24.94	26.27
2018	9,840,311	7.83	13.49	28,871,101	1.58	0.90	1.95	(8.36)	(7.37)
Virtus KAR Capital Growth Series
2022	7,771,022	4.51	3.58	26,189,420	-	0.90	1.95	(37.36)	(36.64)
2021	8,460,690	7.20	5.65	44,995,935	-	0.90	1.95	9.95	11.13
2020	9,539,632	6.55	5.08	45,806,167	-	0.90	1.95	47.30	48.88
2019	10,694,674	4.45	3.41	34,773,240	-	0.90	1.95	37.15	38.61
2018	12,005,572	3.24	2.46	28,260,116	-	0.90	1.95	(9.07)	(8.09)
Virtus KAR Enhanced Core Equity Series
2022	6,731,769	2.44	5.79	30,354,890	2.38	0.90	2.25	(4.69)	(3.18)
2021	7,892,623	2.56	5.98	36,751,846	2.20	0.90	2.25	14.75	16.33
2020	9,123,504	2.23	5.14	36,633,260	1.66	0.90	2.25	12.33	13.88
2019	10,421,704	1.98	4.52	36,927,628	1.17	0.90	2.25	25.78	27.52
2018‡	12,112,390	1.58	3.54	33,670,021	1.01	0.90	2.25	(14.83)	(13.65)
Virtus KAR Small-Cap Growth Series
2022	1,409,497	14.51	18.02	22,730,782	-	0.90	1.95	(31.69)	(30.98)
2021	1,542,501	21.24	26.11	35,984,482	-	0.90	1.95	2.94	4.04
2020	1,742,552	20.63	25.09	39,309,898	-	0.90	1.95	41.83	43.34
2019	1,974,621	14.55	17.50	31,205,396	-	0.90	1.95	34.64	36.08
2018‡	2,291,031	10.81	12.86	26,166,868	-	0.90	1.95	9.48	10.66
Virtus KAR Small-Cap Value Series
2022	7,437,147	7.38	10.75	29,007,228	0.20	0.90	1.95	(25.60)	(24.83)
2021	7,975,107	9.92	14.30	41,997,589	0.11	0.90	1.95	17.39	18.64
2020	9,689,084	8.45	12.06	42,402,686	1.08	0.90	1.95	27.12	28.48
2019	10,911,873	6.65	9.38	37,485,238	0.92	0.90	1.95	22.21	23.51
2018	12,632,365	5.44	7.60	35,115,138	0.87	0.90	1.95	(17.53)	(16.64)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Virtus Newfleet Multi-Sector Intermediate Bond Series
2022	13,775,770	3.91	5.60	33,095,950	3.16	0.90	1.95	(11.34)	(10.40)
2021‡	15,899,593	4.41	6.25	43,588,322	2.80	0.90	1.95	(0.90)	0.16
2020	15,814,065	4.45	5.45	44,719,740	3.26	0.75	1.95	4.46	5.74
2019	17,139,260	4.26	5.16	46,471,448	3.53	0.75	1.95	8.32	9.64
2018	20,344,800	3.93	4.70	49,709,314	3.78	0.75	1.95	(4.57)	(3.40)
Virtus SGA International Growth Series
2022	38,761,886	3.99	3.55	69,520,331	-	0.90	1.85	(20.20)	(19.32)
2021	40,789,353	5.00	4.40	91,928,995	-	0.90	1.85	6.32	7.35
2020	44,800,636	4.70	4.10	95,572,378	-	0.90	1.85	21.35	22.53
2019	50,382,923	3.88	3.35	88,363,777	0.83	0.90	1.85	16.35	17.47
2018	55,187,751	3.33	2.85	82,766,011	2.82	0.90	1.85	(18.22)	(17.42)
Virtus Strategic Allocation Series
2022	2,449,296	3.85	5.24	9,875,730	0.24	0.90	1.95	(31.86)	(31.23)
2021‡	2,694,592	5.65	7.62	15,868,335	0.38	0.90	1.95	5.48	6.60
2020	3,088,398	5.36	7.64	17,181,680	0.67	0.75	1.95	31.35	32.95
2019	3,440,359	4.08	5.74	14,393,822	1.23	0.75	1.95	23.59	25.10
2018	3,889,782	3.30	4.59	13,032,147	1.34	0.75	1.95	(7.73)	(6.60)
Wanger Acorn (a)
2022	2,609,710	6.77	9.23	21,409,246	-	0.90	1.95	(34.78)	(34.07)
2021	2,803,906	10.38	14.00	35,088,271	0.73	0.90	1.95	6.78	7.92
2020	3,186,737	9.72	12.98	36,995,624	-	0.90	1.95	21.81	23.11
2019	3,603,211	7.98	10.54	33,930,831	0.26	0.90	1.95	28.55	29.92
2018‡	4,065,130	6.21	8.11	29,649,902	0.09	0.90	1.95	(3.39)	(2.35)

(a) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Wanger International
2022	7,716,386	6.80	7.39	26,346,385	0.91	0.90	1.95	(35.11)	(34.43)
2021	7,570,718	10.48	11.27	41,070,177	0.55	0.90	1.95	16.50	17.74
2020	8,716,626	9.00	9.57	40,332,386	2.03	0.90	1.95	12.14	13.34
2019	9,641,999	8.02	8.45	40,397,515	0.80	0.90	1.95	27.46	28.82
2018	11,118,614	6.30	6.56	35,831,215	2.02	0.90	1.95	(19.31)	(18.44)
Wanger Select
2022	490,409	6.19	9.58	3,021,805	-	0.90	1.80	(35.99)	(35.44)
2021	541,084	9.67	14.84	5,183,152	-	0.90	1.80	3.93	4.88
2020‡	649,074	9.21	14.15	5,842,330	0.76	0.90	1.85	24.31	25.51
2019	754,302	7.41	11.27	5,468,837	0.07	0.90	1.85	26.91	28.14
2018‡	859,443	5.84	8.80	4,829,617	0.16	0.90	1.85	(14.04)	(13.20)

(‡) For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account (the Separate Account) as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of their operations and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Hedged Allocation Portfolio(1)

Alger Capital Appreciation Portfolio

AMT Sustainable Equity Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

Federated Hermes Fund for U.S. Government Securities II - Primary Shares

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

FTVIP Franklin DynaTech Fund

Guggenheim VT Long Short Equity Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Global Fund

Invesco V.I. Main Street Small Cap Fund®

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Main Street Mid Cap Fund®

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Rydex VT Inverse Government Long Bond Strategy Fund

Rydex VT Nova Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus SGA International Growth Series

Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series

Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus KAR Enhanced Core Equity Series

Virtus Strategic Allocation Series

Wanger International

Wanger Select

Wanger Acorn(1)

(1) See Note 2 to the financial statements for the former name of the subaccount.

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

PHL Variable Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2022 The Nassau Companies of New York	12-22